UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	November 30, 2006

Date of reporting period:	May 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

Columbia Management®

Columbia Tax-Exempt Fund

Semiannual Report – May 31, 2006

NOT FDIC-INSURED

May Lose Value

No Bank Guarantee

Performance Information	1

Fund Profile	2

Understanding Your Expenses	3

Investment Portfolio	4

Statement of Assets and Liabilities	40

Statement of Operations	41

Statement of Changes in Net Assets	42

Financial Highlights	44

Notes to Financial Statements	48

Columbia Funds	55

Important Information About This Report	57

The views expressed in the President's Message reflect the current views of Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President's Message

A message to our valued clients

In the mutual fund business, success can be measured a number of different ways. Performance is a key measure—the one that gains the most attention. But fees and service are also important. In that regard, we are pleased to report that Columbia Management has experienced success on all three fronts over the past year. Even more important, our shareholders have benefited from this success.

Because performance ultimately determines investment success, we have devoted considerable energy to improving the performance of all Columbia funds. We are happy to report that we have made considerable progress toward this important goal.1

Columbia has also taken great strides toward making fund operations more cost effective, which has translated into lower expense ratios on many Columbia funds. In this regard, we believe we still have more work to do, and we will continue to explore opportunities for reining in expenses to the benefit of all our shareholders.

On the service front, we have made it easy and convenient for shareholders to do business with us both on the web at www.columbiafunds.com or over the phone at 800.345.6611. In fact, we've recently upgraded our automated phone system with an advanced speech recognition system that allows callers to interact with the system using natural spoken commands.

After secure login, shareholders can buy, sell or exchange funds either online or over the phone. (Buying shares requires that a link has been established between the shareholder's bank account and Columbia.) Up-to-date performance and pricing information is available online and over the phone. At www.columbiafunds.com, shareholders can also update important personal information and get access to prospectuses and fund reports, which reduces paper clutter for shareholders and translates into a reduction of costs for the funds.

At Columbia Management, we think that you'll like what you see as you read the reports for the period ended May 31, 2006. We are committed to continued improvements in an effort to help our shareholders reach their long-term financial goals. And we look forward to continuing to work with you, our valued financial clients, in the years to come.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

1Past performance is no guarantee of future results.

Performance Information – Columbia Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 06/01/96 – 05/31/06 ($)

Sales charge	without	with
Class A	17,057	16,247
Class B	15,831	15,831
Class C	16,037	16,037
Class Z	17,082	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Tax-Exempt Fund during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 05/31/06 (%)

Share class	A		B		C		Z
Inception	11/21/78		05/05/92		08/01/97		09/16/05
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	1.88	-2.96	1.50	-3.48	1.58	0.58	1.98
1-year	1.63	-3.20	0.87	-3.99	1.02	0.05	1.77
5-year	5.52	4.49	4.73	4.40	4.89	4.89	5.55
10-year	5.49	4.97	4.70	4.70	4.84	4.84	5.50

Average annual total return as of 03/31/06 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	1.14	-3.66	0.77	-4.18	0.84	-0.15	1.24
1-year	4.73	-0.25	3.95	-1.05	4.10	3.10	4.84
5-year	5.17	4.15	4.39	4.05	4.55	4.55	5.19
10-year	5.40	4.89	4.62	4.62	4.75	4.75	5.41

The "with sales charge" returns include the maximum initial sales charge of 4.75% for class A shares, maximum contingent deferred sales charge of 5.00% for class B shares and 1.00% for class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details.

Class Z is a newer class of shares. Its performance information includes returns of the fund's class A shares (the oldest existing fund class). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between class A shares and the newer class of shares. The class A share returns have been adjusted to take into account the fact that class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for the period prior to the inception of the new class of shares would have been higher, since class Z shares are not subject to any Rule 12b-1 fees.

Class C is a newer class of shares. Its performance information includes returns of the fund's class B shares for periods prior to the inception of class C shares. Class B shares would have substantially similar annual returns because class B and class C shares generally have similar expense structures. Class A shares were initially offered on November 21, 1978, class B shares were initially offered on May 5, 1992, class C shares were initially offered on August 1, 1997, and class Z shares were initially offered on September 16, 2005.

Net asset value per share

as of 05/31/06 ($)

Class A	13.44
Class B	13.44
Class C	13.44
Class Z	13.44

Distributions declared per share

12/01/05 - 05/31/06 ($)

Class A	0.30
Class B	0.25
Class C	0.26
Class Z	0.32

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue. Some, or all of this discount may be included in the fund's ordinary income, and is taxable when distributed. Distributions are from net investment income.

Fund Profile – Columbia Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+1.88%

Class A shares

+1.52%

Lehman Brothers Municipal Bond Index

Management Style

Summary

■  For the six-month period ended May 31, 2006, Columbia Tax-Exempt Fund class A shares returned 1.88% without sales charge. The fund's benchmark, the Lehman Brothers Municipal Bond Index,1 returned 1.52%. The average return of its peer group, the Lipper General Municipal Debt Funds Category,2 was 1.73%. Fund performance was helped by its relative exposure to bonds maturing 20 years and longer, which generally performed better than bonds in the shorter maturity spectrum. During the period, bonds with shorter maturities and those with stated call features, typically 10 years from the date of issuance, were priced less favorably. We believe the fund's light exposure to such issues also benefited its return relative to its peers. The fund also saw positive returns from bonds in the housing and health care sectors, which typically have coupons (or stated interest rates) that are above the prevailing market rates. In addition, ten-year futures contracts used to manage the fund's sensitivity to interest rate changes benefited performance. These hedging strategies helped to manage volatility in the fund as interest rates changed during the period.

■  The fund had a sizeable position in high-yield issues, which received a boost as investors sought yield in a continued low interest-rate environment. The difference in yield between higher- and lower-quality issues narrowed during the period as investors reached for more yield in the low interest rate environment. As a result, investors were willing to pay more for a higher yield. At period end, the fund had 19% of its portfolio in BBB-rated securities or below, and about 68% in AAA-rated bonds.3

■  We anticipate a period of moderating economic growth and slowing consumer demand. We expect that recent increased inflationary pressures could be temporary. The Federal Reserve's diligence to curb inflation is evident in its continued increase in the Fed Funds rate. Yet, volatility in the fixed-income and municipal bond markets may persist. If inflationary pressures move higher than we anticipate, our investment strategy may change. Against this backdrop, we will continue to emphasize intermediate-maturity issues with non-callable features and intend to maintain the fund's position in high-yield securities.

Portfolio Management

Kimberly Campbell

■  Investment experience since 1980

■  With the fund since 2002

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Investing in high-yield or "junk" bonds offers the potential for higher income than investments in investment-grade bonds but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

1The Lehman Brothers Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with maturity of at least one year. Unlike the funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

3Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's, a division of The McGraw Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings, Ltd. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.

Management Style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.

Understanding Your Expenses – Columbia Tax-Exempt Fund

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

12/01/05 – 05/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual		Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,018.85	1,020.99	3.98	3.98	0.79
Class B	1,000.00	1,000.00	1,015.06	1,017.25	7.74	7.75	1.54
Class C	1,000.00	1,000.00	1,015.81	1,018.00	6.99	6.99	1.39
Class Z	1,000.00	1,000.00	1,019.85	1,021.99	2.97	2.97	0.59

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor not waived a portion of expenses for class C, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Investment Portfolio – Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – 96.1%
Education – 3.4%
Education – 3.4%		Par ($)	Value ($)
CA Educational Facilities Authority
	Loyola Marymount University, Series 2001, Insured: MBIA: (a) 10/01/17 (a) 10/01/20	2,525,000 2,000,000	1,507,198 1,014,780
MA College Building Authority
	Series 1994 A, 7.500% 05/01/14	3,500,000	4,216,380
MA Health & Educational Facilities Authority
	Massachusetts Institute of Technology: Series 2002 K, 5.500% 07/01/22	8,000,000	9,106,000
	Series 2002 L, 5.000% 07/01/18	5,000,000	5,385,700
	Tufts University, Series 2002 J, 5.500% 08/15/17(b)	2,895,000	3,224,046
MN Higher Education Facilities Authority
	College Art & Design, Series 2000 5-D, 6.750% 05/01/26	500,000	535,700
NC University North Carolina at Chapel Hill
	Series 1997, (a) 08/01/13	2,000,000	1,496,600
NY Dormitory Authority
	Educational Housing Services, Series 2005, Insured: AMBAC 5.250% 07/01/30	3,000,000	3,286,650
	New York University, Series 2001 1, Insured: AMBAC 5.500% 07/01/40	4,000,000	4,608,720
OH Higher Educational Facility Revenue
	Case Western Reserve University, Series 1994, 6.250% 10/01/17	4,340,000	5,110,567
UT Weber State University Revenue
	Series 2005, Insured: MBIA 4.250% 04/01/29	4,100,000	3,749,655
VA College Building Authority
	Virginia Educational Facilities, Washington & Lee University, Series 2001, 5.375% 01/01/21	10,000,000	11,120,800
WV University of West Virginia
	Series 1998 A, Insured: MBIA 5.250% 04/01/28	5,000,000	5,525,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Education – (continued)
Education (continued)		Par ($)	Value ($)
	Series 2000 A, Insured: AMBAC: (a) 04/01/16	3,300,000	2,125,332
	(a) 04/01/18	3,800,000	2,195,032
	Education Total		64,208,160
Education Total			64,208,160
Health Care – 9.5%
Continuing Care Retirement – 0.4%
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch, Series 2002 A, 8.000% 06/01/32	4,500,000	4,966,740
FL Lee County Industrial Development Authority
	Shell Point Village Project, Series 1999 A, 5.750% 11/15/15	250,000	257,382
OH Hamilton County Health Care Facilities Revenue
	Twin Towers, Series 1998 A, 5.125% 10/01/18	500,000	500,920
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community, Series 2005, 6.125% 02/01/28	2,000,000	2,098,280
	Continuing Care Retirement Total		7,823,322
Health Services – 0.5%
MA Development Finance Agency
	Boston Biomedical Research Institute, Series 1999, 5.650% 02/01/19	1,310,000	1,355,798
WI Health & Educational Facilities Authority
	Marshfield Clinic, Series 1999, Insured: RAD 6.250% 02/15/29	7,200,000	7,747,416
	Health Services Total		9,103,214
Hospitals – 5.6%
AZ Health Facilities Authority
	Catholic Heallthcare West, Series 1999 A, 6.625% 07/01/20	3,700,000	4,086,502
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association, Series 2003 C, 5.375% 03/01/20	1,320,000	1,372,430
CA Health Facilities Financing Authority
	Catholic Healthcare West, Series 2004 G, 5.250% 07/01/23	500,000	518,125

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Health Care – (continued)
Hospitals (continued)		Par ($)	Value ($)
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital, Series 2003 A: 5.000% 10/01/18 5.250% 10/01/24	825,000 4,000,000	842,564 4,142,920
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System: Series 1996 A, 6.250% 10/01/16	825,000	947,455
	Series 1999 E, 6.000% 10/01/26	6,905,000	7,262,265
FL West Orange Healthcare District
	Series 2001 A, 5.650% 02/01/22	3,650,000	3,797,679
LA Public Facilities Authority
	Touro Infirmary, Series 1999 A, 5.625% 08/15/29	10,940,000	10,521,217
MA Health & Educational Facilities Authority
	South Shore Hospital, Series 1999 F, 5.750% 07/01/29	13,000,000	13,683,150
MI Dickinson County
	Series 1999, 5.700% 11/01/18	1,800,000	1,845,180
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc., Series 1997 A, 5.500% 11/01/09	250,000	257,642
MN Waconia
	Ridgeview Medical Center, Series 1999 A, Insured: RAD 6.125% 01/01/29	1,000,000	1,066,120
MO Health & Educational Facilities Authority
	Lake Regional Health Systems, Series 2003, 5.600% 02/15/25	625,000	649,456
MS Medical Center Building Corp.
	University of Mississippi Medical Center, Series 1998, Insured: AMBAC 5.500% 12/01/23	10,550,000	11,873,181
NC Medical Care Community Health Care Facility
	Wilson Memorial Hospital, Series 1997, Insured: AMBAC (a) 11/01/14	1,380,000	967,587
NH Higher Educational & Health
	Series 1998, 5.800% 05/01/18	1,470,000	1,493,682
NM Farmington
	San Juan Medical Center Project, Series 2004 A, 5.000% 06/01/23	500,000	503,805

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Health Care – (continued)
Hospitals (continued)		Par ($)	Value ($)
NV Henderson
	Catholic Healthcare West, Series 1999 A, 6.750% 07/01/20	520,000	566,192
OH Highland County Joint Township
	Hospital District, Series 1999, 6.750% 12/01/29	1,850,000	1,878,268
TN Knox County Health, Educational & Housing Facilities Authority
	East Tennessee Hospital, Series 2003 B, 5.750% 07/01/33	650,000	677,963
TX Harris County Health Facilities Development Authority
	Rites-PA 549, IFRN, Series 1999, Insured: MBIA 6.320% 07/01/15(c)(d)	9,000,000	10,012,140
VA Fairfax County Industrial Development Authority
	Inova Health System, Series 1993 A, 5.000% 08/15/23	10,000,000	10,447,000
VA Henrico County Industrial Development Authority
	Bon Secours Health, Series 1996, Insured: MBIA 6.000% 08/15/16	5,000,000	5,595,750
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc., Series 2003, 6.400% 04/15/33	4,250,000	4,646,907
	Wheaton Franciscan Services, Series 2002, 5.750% 08/15/30	4,900,000	5,160,925
	Hospitals Total		104,816,105
Intermediate Care Facilities – 0.8%
IL Development Finance Authority
	Hoosier Care, Inc., Series 1999 A, 7.125% 06/01/34	2,335,000	2,259,066
IN Health Facilities Financing Authority
	Hoosier Care, Inc., Series 1999 A, 7.125% 06/01/34	12,035,000	11,643,622
	Intermediate Care Facilities Total		13,902,688
Nursing Homes – 2.2%
CA San Diego Industrial Development
	Series 1986, 8.750% 12/01/16(e)	4,100,000	4,161,500
CO Health Facilities Authority
	American Housing Foundation I, Inc., Series 2003 A, 8.500% 12/01/31(e)	895,000	928,357

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Health Care – (continued)
Nursing Homes (continued)		Par ($)	Value ($)
IA Finance Authority
	Care Initiatives, Series 1998 B: 5.500% 07/01/08 5.750% 07/01/28	750,000 4,500,000	752,438 4,105,620
IA Marion
	Health Care Facilities Revenue, Series 2003, 6.500% 01/01/29(e)	200,000	202,234
IN Gary Industrial Economic Development
	West Side Health Care Center, Series 1987 A, 11.500% 10/01/17(e)(f)	1,760,000	475,200
MA Development Finance Agency
	AHF/Woodlawn Manor, Inc.: Series 2000 A, 7.750% 12/01/27(e)(f)	2,397,000	1,078,650
	Series 2000 B, 10.250% 06/01/27(e)(f)	742,783	37,139
MA Industrial Finance Agency
	First Mortgage GF/Massachusetts, Inc., Series 1994 A, 8.300% 07/01/23	11,090,000	10,862,211
MI Cheboygan County Economic Development Corp.
	Metro Health Foundation, Series 1993, 11.000% 11/01/22(e)(g)(h)	446,221	5,020
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home, Series 2002, 8.500% 05/01/32	6,330,000	6,495,340
PA Delaware County Industrial Development Authority
	Care Institute-Main Line LLC, Series 2005, 9.000% 08/01/31	8,395,000	7,143,893
PA Lackawanna County Industrial Development Authority
	Greenridge Nursing Center, Series 1990, 10.500% 12/01/10(e)	750,000	698,355
PA Luzerne County Industrial Development Authority
	Millville Nursing Center, Series 1990, 10.500% 12/01/12(e)	2,395,000	2,110,043
PA Washington County Industrial Development Authority
	AHF Project, Series 2003, 7.750% 01/01/29(e)	2,218,000	2,290,196
TN Metropolitan Government Nashville & Davidson County Health & Education Board
	AHF Project, Series 2003, 7.750% 01/01/29(e)	508,000	524,535
	Nursing Homes Total		41,870,731
Health Care Total			177,516,060

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Housing – 4.4%
Assisted Living/Senior – 1.3%		Par ($)	Value ($)
DE Kent County
	Heritage at Dover, Series 1999, AMT, 7.625% 01/01/30	1,640,000	1,475,360
IL Development Finance Authority
	Care Institute, Inc., Series 1995, 8.250% 06/01/25	9,195,000	9,420,645
MN Roseville
	Care Institute, Inc., Series 1993, 7.750% 11/01/23	3,275,000	2,756,207
NC Medical Care Commission
	DePaul Community Facilities, Series 1999, 7.625% 11/01/29	2,095,000	2,186,258
NY Suffolk County Industrial Development Agency
	Gurwin-Jewish Phase II, Series 2004, 6.700% 05/01/39	900,000	965,097
TX Bell County Health Facility Development Corp.
	Care Institute, Inc., Series 1994, 9.000% 11/01/24(e)	6,865,000	6,702,300
	Assisted Living/Senior Total		23,505,867
Multi-Family – 2.9%
CO Health Facilities Authority
	Birchwood Manor, Series 1991 A, Insured: GNMA 7.625% 04/01/26	1,835,000	1,839,569
FL Broward County Housing Finance Authority
	Chaves Lake Apartment Project, Series 2000 A, AMT, 7.500% 07/01/40	7,925,000	8,160,927
	Cross Keys Apartments, Series 1998 A, AMT, 5.750% 10/01/28	985,000	999,982
FL Capital Trust Agency
	Atlantic Housing Foundation, Inc., Series 2005 C, 5.875% 01/01/28	2,000,000	1,986,580
FL Clay County Housing Finance Authority
	Madison Commons Apartments, Series 2000 A, AMT, 7.450% 07/01/40	3,915,000	4,025,873
MA Housing Finance Agency
	Series 2004 A, AMT, Insured: FSA 5.250% 07/01/25	10,000,000	10,267,100

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Housing – (continued)
Multi-Family (continued)		Par ($)	Value ($)
MN Minneapolis
	Riverplace Project, Series 1987 A, 7.100% 01/01/20	35,000	35,043
MN Robbinsdale Economic Development Authority
	Broadway Court, Series 1999 A, 6.875% 01/01/26	250,000	253,880
MN Washington County Housing & Redevelopment Authority
	Cottages of Aspen, Series 1992, AMT, 9.250% 06/01/22	1,855,000	1,897,350
MN White Bear Lake
	Birch Lake Townhome: Series 1989 A, 9.750% 07/15/19(e)	2,385,000	2,265,750
	Series 1989 B, (a) 07/15/19(e)	266,000	77,140
MO St. Louis Area Housing Finance Corp.
	Wellington Arms III, Series 1979, 7.375% 01/01/21	1,629,928	1,614,167
NC Housing Finance Agency
	Series 1994 F, Insured: FHA 6.600% 07/01/17	610,000	610,823
NC Medical Care Commission
	ARC Projects, Series 2004 A, 5.800% 10/01/34	1,400,000	1,474,074
NY New York City Housing Development Corp.
	Series 2005 F-1, 4.650% 11/01/25	5,000,000	4,993,450
Resolution Trust Corp.
	Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16(d)(e)	6,615,223	6,439,324
TN Franklin Industrial Development Board
	Landings Apartment Project, Series 1996 B, 8.750% 04/01/27	3,025,000	3,062,722
VA Alexandria Redevelopment & Housing Authority
	Courthouse Commons Apartments: Series 1990 A, 10.000% 01/01/21(e)	760,000	760,000
	Series 1990 B, AMT, (a) 01/01/21(e)	822,000	4,158,231
	Multi-Family Total		54,921,985
Single-Family – 0.2%
CA Housing Finance Authority
	Series 1984 B, (a) 08/01/16	325,000	107,413

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Housing – (continued)
Single-Family (continued)		Par ($)	Value ($)
CO El Paso County School District No. 11
	Series 1988 A, AMT, Insured: GNMA 8.375% 03/25/19	121,966	123,004
CO Housing Finance Authority
	Single Family Housing, Series 1996 B-1, AMT, 7.650% 11/01/26	85,000	85,227
FL Brevard County
	Single Family Mortgage, Series 1985, Insured: FGIC (a) 04/01/17	435,000	147,800
FL Lee County Housing Finance Authority
	Series 1996 A-1, AMT, Insured: GNMA 7.350% 03/01/27	70,000	70,501
	Series 1998 A-2, AMT, Insured: GNMA 6.300% 03/01/29	165,000	165,719
IL Chicago
	Single Family Mortgage: Series 1996 B, AMT, Insured: GNMA 7.625% 09/01/27	25,000	25,779
	Series 1997 A, AMT, Insured: GNMA 7.250% 09/01/28	45,000	46,254
MA Housing Finance Agency
	Series 1992 21, AMT, 7.125% 06/01/25	775,000	775,752
MN Dakota County Housing & Redevelopment Authority
	Series 1986, Insured: GNMA 7.200% 12/01/09	5,000	5,000
NC Housing Finance Agency
	Series 1998, AMT, 5.250% 03/01/17	355,000	365,806
NM Mortgage Finance Authority
	Series 1999 D-2, AMT, Insured: GNMA 6.750% 09/01/29	1,270,000	1,305,217
	Series 2000 A-2, AMT, Insured: FHA 7.100% 09/01/30	310,000	312,210
NV Housing Division
	Series 1991 A-2, AMT, Insured: FHA 7.750% 04/01/22	55,000	55,095
OH Housing Finance Agency
	Series 1997 A-1, AMT, Insured: GNMA 6.050% 09/01/17	320,000	329,818

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Housing – (continued)
Single-Family (continued)		Par ($)	Value ($)
OK Housing Finance Agency
	Series 1999 B-1, Insured: GNMA 6.800% 09/01/16	195,000	195,380
OR Department of Housing & Community Services
	Series 1998 A, 5.150% 07/01/15	35,000	35,885
	Single-Family Total		4,151,860
Housing Total			82,579,712
Industrials – 1.8%
Food Products – 0.6%
FL Hendry County Industrial Development Authority
	Savannah Foods & Industries, Series 1992, AMT, 6.400% 03/01/17	1,500,000	1,518,465
MI Strategic Fund
	Imperial Holly Corp.: Series 1998 A, 6.250% 11/01/15	2,250,000	2,295,360
	Series 1998 B, 6.450% 11/01/25	3,500,000	3,483,305
	Series 1998 C, AMT, 6.550% 11/01/25	4,250,000	4,206,778
	Food Products Total		11,503,908
Forest Products & Paper – 0.2%
FL Escambia County Environmental Improvement Revenue
	International Paper Co., Series 2003 A, AMT, 5.750% 11/01/27	2,750,000	2,853,950
IA Cedar Rapids
	Weyerhaeuser Co. Project, Series 1984, 9.000% 08/01/14	1,000,000	1,246,350
	Forest Products & Paper Total		4,100,300
Manufacturing – 0.7%
IL Will-Kankakee Regional Development Authority
	Flanders Corp., Precisionaire Project, Series 1997, AMT, 6.500% 12/15/17	2,220,000	2,232,521
KS Wichita Airport Authority
	Cessna Citation Service Center, Series 2002 A, AMT, 6.250% 06/15/32	5,000,000	5,299,400
MN Alexandria Industrial Development
	Seluemed Ltd. LLP Project, Series 1998, AMT, 5.850% 03/01/18	830,000	831,818
MO Development Finance Board
	Procter & Gamble Co., Series 1999, AMT, 5.200% 03/15/29	4,385,000	4,657,571
	Manufacturing Total		13,021,310

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Industrials – (continued)
Metals & Mining – 0.1%		Par ($)	Value ($)
NV Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp., Series 1999 A, AMT, 8.000% 09/01/14(d)	1,120,000	1,150,139
	Metals & Mining Total		1,150,139
Oil & Gas – 0.2%
NJ Middlesex County Pollution Control Authority
	Amerada Hess Corp., Series 2004, 6.050% 09/15/34	1,140,000	1,228,920
VI Virgin Islands Public Finance Authority
	Hovensa LLC, Series 2003, AMT, 6.125% 07/01/22	2,975,000	3,261,552
	Oil & Gas Total		4,490,472
Industrials Total			34,266,129
Other – 18.6%
Other – 0.0%
MI Strategic Fund Obligation Ltd.
	NSF International Project, Series 2004, 5.250% 08/01/26	600,000	612,666
	Other Total		612,666
Pool/Bond Bank – 0.9%
FL Municipal Loan Council
	Series 2000 A, Insured: MBIA (a) 04/01/21	1,000,000	494,810
MA Water Pollution Abatement Trust
	Series 1999 A, 6.000% 08/01/17	10,000,000	11,604,300
OH Water Development Authority
	Water Pollution Control Revenue, Series 2005 B, 4.750% 06/01/25	5,000,000	5,095,400
	Pool/Bond Bank Total		17,194,510
Refunded/Escrowed (i) – 17.2%
AK Anchorage
	Ice Rink Revenue, Series 1998, Pre-refunded 07/01/10, 6.250% 01/01/12	1,430,000	1,497,639
AZ Maricopa County Industrial Development Authority
	Advantage Point, Series 1996 A, Escrowed to Maturity, 6.625% 07/01/26	2,750,000	2,811,380
	Single Family, Series 1984, Escrowed to Maturity, (a) 02/01/16	4,500,000	2,948,445

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Other – (continued)
Refunded/Escrowed (i) (continued)		Par ($)	Value ($)
AZ Pima County Industrial Development Authority
	Series 1989, AMT, Escrowed to Maturity, 8.200% 09/01/21	12,370,000	16,432,555
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A, Escrowed to Maturity, (a) 01/01/18	10,000,000	5,931,700
CA Palmdale Community Redevelopment Agency
	Series 1986 A, AMT, Escrowed to Maturity, Insured: FHA 8.000% 03/01/16	3,000,000	3,886,740
	Series 1986 D, AMT, Escrowed to Maturity, Insured: MBIA 8.000% 04/01/16	7,000,000	9,083,410
CA Perris Community Facilities District
	Series 1991 2-90, Escrowed to Maturity, 8.750% 10/01/21	6,165,000	9,129,502
CA Pomona
	Series 1990 A, Escrowed to Maturity, Insured: GNMA 7.600% 05/01/23	9,860,000	12,576,134
CA Riverside County
	Series 1998, AMT, Escrowed to Maturity, Insured: GNMA 8.300% 11/01/12	10,000,000	12,353,200
CO Mesa County
	Series 1992, Escrowed to Maturity, (a) 12/01/11	5,905,000	4,744,077
FL Jacksonville Transportation Authority
	Series 1985, Escrowed to Maturity, 9.200% 01/01/15	2,000,000	2,584,620
FL Melbourne
	Series 2000 A, Escrowed to Maturity, Insured: FGIC (a) 10/01/19	600,000	330,618
FL Mid-Bay Bridge Authority
	Series 1991 A, Escrowed to Maturity, 6.875% 10/01/22	2,000,000	2,547,700
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System, Series 1996 A, Escrowed to Maturity, Insured: MBIA 6.250% 10/01/16	2,120,000	2,464,882

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Other – (continued)
Refunded/Escrowed (i) (continued)		Par ($)	Value ($)
	Series 1996 A, 6.250% 10/01/16	55,000	63,347
	Series 1999 E, Pre-refunded 10/01/09, 6.000% 10/01/26	145,000	156,406
FL Orlando Utilities Commission Water & Electric Revenue
	Series 1989 D, Escrowed to Maturity, 6.750% 10/01/17	3,750,000	4,421,850
FL Seminole County
	Series 1992, Escrowed to Maturity, Insured: MBIA 6.000% 10/01/19	1,030,000	1,179,288
FL Tampa Bay Water Utility Systems
	Series 1991 I, Pre-refunded 10/01/11, Insured: FGIC 7.173% 10/01/23(c)(d)	500,000	591,245
GA Forsyth County Hospital Authority
	Georgia Baptist Health Care System, Series 1998, Escrowed to Maturity, 6.000% 10/01/08	475,000	487,388
GA Fulton County Water & Sewer
	Series 1992, Escrowed to Maturity, Insured: FGIC 6.375% 01/01/14	13,270,000	14,949,053
GA Municipal Electric Authority
	Series 1991, Escrowed to Maturity, Insured: MBIA: 6.600% 01/01/18	420,000	490,728
	6.600% 01/01/18	3,600,000	4,234,140
ID Health Facilities Authority
	IHC Hospitals, Inc., Series 1992, Escrowed to Maturity, 6.650% 02/15/21	6,000,000	7,460,280
IL Metropolitan Pier & Exposition Authority
	Series 1996, Escrowed to Maturity, Insured: MBIA (a) 06/15/12	2,655,000	2,078,387
MA College Building Authority
	Series 1999 A, Escrowed to Maturity, Insured: MBIA: (a) 05/01/19	7,710,000	4,290,230
	(a) 05/01/20	7,750,000	4,104,400

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Other – (continued)
Refunded/Escrowed (i) (continued)		Par ($)	Value ($)
MA Turnpike Authority
	Series 1993 A, Escrowed to Maturity: 5.000% 01/01/20	3,610,000	3,827,827
	Insured: FGIC: 5.000% 01/01/20	12,665,000	13,429,206
	5.125% 01/01/23	3,600,000	3,913,668
MI Kalamazoo Hospital Finance Authority
	Borgess Medical Center, Series 1994 A, Escrowed to Maturity, Insured: FGIC 6.250% 06/01/14	1,000,000	1,146,630
MI State
	525 Redevco, Inc., Series 2000, Escrowed to Maturity, Insured: AMBAC (a) 06/01/21	5,000,000	2,476,200
MN Dakota & Washington Counties Housing & Redevelopment Authority
	Series 1988, AMT, Escrowed to Maturity, Insured: GNMA 8.150% 09/01/16	235,000	308,172
MN Moorhead
	Series 1979, Escrowed to Maturity, Insured: FHA 7.100% 08/01/11	20,000	21,686
MN University of Minnesota
	Series 1996 A, Escrowed to Maturity, 5.500% 07/01/21	1,000,000	1,119,430
MN Western Minnesota Municipal Power Agency
	Series 1983 A, Escrowed to Maturity, Insured: MBIA 9.750% 01/01/16	1,000,000	1,417,180
NC Eastern Municipal Power Agency
	Series 1987 A, Pre-refunded 01/01/22, 4.500% 01/01/24	1,750,000	1,769,530
	Series 1991 A, Escrowed to Maturity: 5.000% 01/01/21	8,735,000	9,312,383
	6.500% 01/01/18	5,815,000	7,013,704
NC Lincoln County
	Lincoln County Hospital, Series 1991, Escrowed to Maturity, 9.000% 05/01/07	105,000	109,837

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Other – (continued)
Refunded/Escrowed (i) (continued)		Par ($)	Value ($)
NC Medical Care Commission
	Annie Penn Memorial Hospital, Series 1998, Pre-refunded 01/01/15, 5.375% 01/01/22	500,000	522,515
NC Randolph County
	Certificates of Participation, Series 2000, Pre-refunded 06/01/09, Insured: FSA, 5.750% 06/01/22	250,000	266,813
NJ Transportation Trust Fund Authority
	Series 1995 B, Escrowed to Maturity, Insured: MBIA 7.000% 06/15/12	10,135,000	11,823,795
NJ Turnpike Authority
	Series 1991 C, Escrowed to Maturity, Insured: MBIA 6.500% 01/01/16	11,000,000	12,683,110
	Series 2005 C, Escrowed to Maturity, Insured: MBIA 6.500% 01/01/16	965,000	1,112,655
NV Henderson
	Catholic Healthcare West, Series 1999 A, Pre-refunded 07/01/10, 6.750% 07/01/20	3,680,000	4,113,982
NY Triborough Bridge & Tunnel Authority
	Series 1992, Escrowed to Maturity: Insured: CAP 6.125% 01/01/21	7,000,000	8,334,690
	Insured: MBIA 5.500% 01/01/17	2,000,000	2,197,600
	Series 1992 Y, Escrowed to Maturity, 6.125% 01/01/21	14,000,000	16,669,380
OH Cleveland-Cuyahoga County Port Authority
	Oglebay Norton Co., Series 1997, AMT, Escrowed to Maturity, 6.000% 03/01/07	115,000	116,620
OH Hilliard School District
	Series 1995 A, Escrowed to Maturity, Insured: FGIC (a) 12/01/12	2,505,000	1,929,426
PA Cambria County Industrial Development Authority
	Beverly Enterprises, Series 1987, Escrowed to Maturity, 10.000% 06/18/12	1,000,000	1,188,820

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Other – (continued)
Refunded/Escrowed (i) (continued)		Par ($)	Value ($)
PA Convention Center Authority
	Series 1989 A, Escrowed to Maturity, Insured: FGIC 6.000% 09/01/19	14,010,000	16,278,639
PA Westmoreland County Municipal Authority
	Series 2000 A, Escrowed to Maturity, Insured: FGIC (a) 08/15/23	5,000,000	2,077,600
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E, Escrowed to Maturity, 6.000% 08/01/26	230,000	279,531
SC Piedmont Municipal Power Agency
	Series 1993, Escrowed to Maturity: Insured: AMBAC (a) 01/01/13	9,800,000	7,185,654
	Insured: MBIA 5.375% 01/01/25	3,960,000	4,441,496
	Series 1998, Escrowed to Maturity: Insured: AMBAC (a) 01/01/13	18,585,000	12,654,898
	Insured: MBIA 5.375% 01/01/25	435,000	485,586
TX Houston Water & Sewer System
	Series 1998 A, Escrowed to Maturity, Insured: FSA (a) 12/01/19	25,155,000	13,435,537
	Series 1998, Escrowed to Maturity, Insured: FSA (a) 12/01/23	2,515,000	1,090,982
TX Research Laboratory Commission Finance Authority
	Superconducting Super Collider, Series 1991, Escrowed to Maturity, 6.950% 12/01/12	10,000,000	11,085,000
WV Hospital Finance Authority
	Charleston Area Medical Center, Series 2000 A, Pre-refunded 09/01/10, 6.750% 09/01/30	10,410,000	11,698,342
	Refunded/Escrowed Total		321,367,468
Tobacco – 0.5%
NJ Tobacco Settlement Financing Corp.
	Series 2003, 6.750% 06/01/39	6,165,000	6,872,619

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Other – (continued)
Tobacco (continued)		Par ($)	Value ($)
VA Tobacco Settlement Financing Corp.
	Series 2005, 5.500% 06/01/26	2,000,000	2,042,700
	Tobacco Total		8,915,319
Other Total			348,089,963
Other Revenue – 1.2%
Hotels – 0.4%
MA Boston Industrial Development Finance Authority
	Crosstown Center Project, Series 2002, AMT, 6.500% 09/01/35	3,000,000	3,049,500
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC, Series 2005 B, 6.250% 01/01/37	4,000,000	4,053,360
	Hotels Total		7,102,860
Recreation – 0.8%
CA Agua Caliente Band Cahuilla Indians
	Series 2003, 6.000% 07/01/18	1,750,000	1,896,825
CA Cabazon Band Mission Indians
	Series 2004: 8.375% 10/01/15(d)	2,235,000	2,262,848
	8.750% 10/01/19(d)	7,680,000	7,805,798
CO Metropolitan Football Stadium District
	Series 1999 A, Insured: MBIA (a) 01/01/11	3,650,000	3,044,100
	Recreation Total		15,009,571
Retail – 0.0%
OH Lake County
	North Madison Properties, Series 1993, 8.819% 09/01/11(e)	150,000	152,210
	Retail Total		152,210
Other Revenue Total			22,264,641
Resource Recovery - 0.4%
Disposal – 0.1%
NV Department of Business & Industry
	Republic Services, Inc., Series 2003, AMT, 5.625% 12/01/26	2,000,000	2,164,420
	Disposal Total		2,164,420
Resource Recovery – 0.3%
FL Palm Beach County Solid Waste Authority
	Series 1998 A, Insured: AMBAC (a) 10/01/12	1,855,000	1,432,765

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Resource Recovery – (continued)
Resource Recovery (continued)		Par ($)	Value ($)
MA Industrial Finance Agency
	Ogden Haverhill Project, Series 1998 A, AMT, 5.400% 12/01/11	3,300,000	3,430,680
	Resource Recovery Total		4,863,445
Resource Recovery Total			7,027,865
Tax-Backed – 33.9%
Local Appropriated – 2.1%
CA Los Angeles County Schools
	Series 1999 A, Insured: AMBAC (a) 08/01/22	2,180,000	991,377
IL Chicago Board of Education
	Series 1992 A, Insured: MBIA: 6.000% 01/01/16	5,000,000	5,695,350
	6.000% 01/01/20	8,000,000	9,227,280
	6.250% 01/01/15	8,400,000	9,485,532
IN Crown Point School Building Corp.
	Series 2000, Insured: MBIA (a) 01/15/19	8,165,000	4,492,383
MN Hibbing Economic Development Authority
	Series 1997, 6.400% 02/01/12	500,000	503,260
MO St. Louis Industrial Development Authority
	St. Louis Convention Center, Series 2000, Insured: AMBAC (a) 07/15/18	2,000,000	1,143,560
NC Rowan County
	Justice Center Project, Series 1992, 6.250% 12/01/07	190,000	194,201
TX Houston Independent School District
	Series 1998 A, Insured: AMBAC: (a) 09/15/14	3,885,000	2,708,855
	(a) 09/15/18	3,885,000	2,185,351
	(a) 09/15/20	3,885,000	1,961,614
	Series 1998 B, Insured: AMBAC (a) 09/15/15	2,000,000	1,324,760
	Local Appropriated Total		39,913,523
Local General Obligations – 13.2%
AK North Slope Borough
	Series 1999 B, Insured: MBIA (a) 06/30/10	12,515,000	10,650,515

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Tax-Backed – (continued)
Local General Obligations (continued)		Par ($)	Value ($)
	Series 2000 B, Insured: MBIA (a) 06/30/10	20,000,000	17,034,000
	Series 2001 A, Insured: MBIA (a) 06/30/12	23,000,000	17,946,670
CA Benicia Unified School District
	Series 1997 A, Insured: FGIC (a) 08/01/21	5,955,000	2,887,460
CA Corona-Norco Unified School District
	Series 2001 C, Insured: FGIC (a) 09/01/18	1,390,000	788,019
CA Golden West School Authority
	Series 1999 A, Insured: MBIA: (a) 08/01/14	3,980,000	2,806,656
	(a) 08/01/15	1,500,000	1,006,350
CA Modesto High School District
	Series 2002 A, Insured: FGIC (a) 08/01/17	2,500,000	1,504,150
CA Morgan Hill Unified School District
	Series 2002, Insured: FGIC (a) 08/01/22	3,345,000	1,539,035
CA San Juan Unified School District
	Series 2001, Insured: FSA: (a) 08/01/17	1,525,000	917,532
	(a) 08/01/18	1,785,000	1,015,986
CA Vallejo City Unified School District
	Series 2002 A, Insured: MBIA 5.900% 02/01/20	1,000,000	1,165,120
CA West Contra Costa Unified School District
	Series 2001 B, Insured: MBIA 6.000% 08/01/24	2,320,000	2,774,349
CA Yuba City Unified School District
	Series 2000, Insured: FGIC (a) 09/01/18	1,160,000	657,627
CO El Paso County School District No. 11
	Series 1996: 7.100% 12/01/16	2,105,000	2,596,223
	7.125% 12/01/20	7,350,000	9,357,064
IL Champaign County
	Series 1999, Insured: FGIC: 8.250% 01/01/20	1,015,000	1,391,717
	8.250% 01/01/23	1,420,000	2,013,532

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Tax-Backed – (continued)
Local General Obligations (continued)		Par ($)	Value ($)
IL Chicago
	Series 1999, Insured: FGIC 5.500% 01/01/23	9,750,000	10,978,110
IL Chicago Board of Education
	Series 1998 B-1, Insured: FGIC: (a) 12/01/10	3,905,000	3,271,843
	(a) 12/01/13	13,400,000	9,770,074
	(a) 12/01/21	8,000,000	3,817,840
	(a) 12/01/22	25,200,000	11,428,956
	Series 1999 A, Insured: FGIC (a) 12/01/09	5,000,000	4,361,750
IL Coles & Cumberland Counties Unified School District
	Series 2000, Insured: FSA (a) 12/01/12	3,030,000	2,317,496
IL Cook County School District No. 102
	Series 2001, Insured: FGIC (a) 12/01/20	3,065,000	1,534,216
IL De Kalb County Community Unified School District No. 424
	Series 2001, Insured: AMBAC: (a) 01/01/20	2,575,000	1,353,755
	(a) 01/01/21	2,675,000	1,333,675
IL Development Finance Authority Elgin School District No. U46
	Series 2001, Insured: FSA (a) 01/01/16	2,660,000	1,733,229
IL Du Page County Community High School District No. 99
	Series 1998, Insured: FSA: (a) 12/01/10	2,245,000	1,879,334
	(a) 12/01/11	1,280,000	1,026,688
IL Lake & McHenry Counties Community Unified School District
	Series 1998, Insured: FGIC: (a) 02/01/09	2,355,000	2,124,893
	(a) 02/01/10	2,060,000	1,784,763
IL Lake County School District No. 56
	Series 1997, Insured: FGIC 9.000% 01/01/17	10,440,000	14,457,103
IL Will County Forest Preservation District
	Series 1999 B, Insured: FGIC (a) 12/01/16	1,000,000	624,270
IL Will County United School District No. 365-UVY
	Series 1999 B, Insured: FSA (a) 11/01/18	3,370,000	1,893,300

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Tax-Backed – (continued)
Local General Obligations (continued)		Par ($)	Value ($)
KS Wyandotte County
	Series 1998, Insured: MBIA 4.500% 09/01/28	2,900,000	2,835,968
LA New Orleans
	Series 1991, Insured: AMBAC (a) 09/01/12	6,250,000	4,751,875
MI Detroit City School District
	Series 2005 A, Insured: FSA 5.250% 05/01/30	10,000,000	10,998,000
MI Holland School District
	Series 1992, Insured: AMBAC (a) 05/01/17	1,190,000	726,876
MI Paw Paw Public School District
	Series 1998, Insured: FGIC 5.000% 05/01/25	1,020,000	1,089,850
MI Redford Unified School District
	Series 1997, Insured: AMBAC 5.000% 05/01/22	650,000	694,278
MI St. John's Public School
	Series 1998, Insured: FGIC 5.100% 05/01/25	1,790,000	1,939,590
MN Rosemount Independent School District No. 196
	Series 1994 B, Insured: CGIC (a) 06/01/10	775,000	664,578
MO Springfield School District No. R-12
	Series 1991 B, Insured: FGIC 9.500% 03/01/07	600,000	625,332
NE Omaha Convention Center/Arena
	Series 2004, 5.250% 04/01/23	5,000,000	5,539,150
NJ Washington Township Board of Education Mercer County
	Series 2005, Insured: FSA 5.250% 01/01/27	1,410,000	1,560,983
OH Adams County Ohio Valley Local School District
	Series 1995, Insured: MBIA 7.000% 12/01/15	3,000,000	3,539,370
OH Crooksville Exempt Village School District
	Series 1986, 7.375% 12/01/07	25,000	26,079
OH Cuyahoga County
	Series 1993 A, Insured: MBIA (a) 10/01/12	1,000,000	773,820

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Tax-Backed – (continued)
Local General Obligations (continued)		Par ($)	Value ($)
OH Dublin City School District
	Series 1997, Insured: MBIA (a) 12/01/11	900,000	723,060
OH Gahanna-Jefferson City School District
	Series 1993, Insured: AMBAC (a) 12/01/11	795,000	638,703
OH Kings Local School District
	Series 1995, Insured: FGIC 7.500% 12/01/16	2,110,000	2,574,369
OH Massillon City School District
	Series 2002, Insured: AMBAC: (a) 12/01/09	900,000	785,385
	(a) 12/01/11	1,000,000	803,400
OH Monroe Local School District
	Series 2002, Insured: AMBAC 5.750% 12/01/19	1,195,000	1,375,051
OH Pickerington Local School District
	Series 2001, Insured: FGIC: (a) 12/01/14	2,000,000	1,388,800
	(a) 12/01/15	1,500,000	993,135
	(a) 12/01/16	1,340,000	842,565
OH River Valley Local School District
	School Facilities Construction & Improvement, Series 2001, Insured: FSA 5.250% 11/01/23	500,000	553,890
OH Tri-County North Local School District
	Series 1986, 8.125% 12/01/06	75,000	76,365
OH West Chester Township
	Series 2002, Insured: AMBAC 5.750% 12/01/20	1,000,000	1,156,300
OR Linn County Community School District No. 9
	Series 2005, Insured: FGIC 5.500% 06/15/30	1,435,000	1,644,453
PA Cornwall-Lebanon School District
	Series 2001, Insured: FSA (a) 03/15/18	3,020,000	1,748,067
PA Westmoreland County Municipal Authority
	Series 2000 A, Insured: MBIA (a) 06/01/13	3,000,000	2,238,510

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Tax-Backed – (continued)
Local General Obligations (continued)		Par ($)	Value ($)
TN Metropolitan Government
	Nashville & Davidson Counties, Series 1996 A, Insured: MBIA (a) 05/15/09	5,250,000	4,689,037
TX Dallas County Flood Control District
	Series 2002, 7.250% 04/01/32	7,500,000	7,904,475
TX Hurst Euless Bedford Independent School District
	Series 1998, Insured: PSFG 4.500% 08/15/25	16,000,000	15,756,320
TX North East Independent School District
	Series 1999, Insured: PSFG 4.500% 10/01/28	6,000,000	5,802,540
WA Clark County School District No. 37
	Series 2001 C, Insured: FGIC (a) 12/01/20	6,150,000	3,091,543
WA King & Snohomish Counties School District No. 417
	Series 1998 B, Insured: FGIC: (a) 06/15/14	1,800,000	1,270,998
	(a) 06/15/16	3,315,000	2,112,517
	Local General Obligations Total		247,678,532
Special Non-Property Tax – 7.1%
FL Tampa
	Series 1996, Insured: AMBAC (a) 04/01/21	900,000	446,616
FL Tampa Sports Authority
	Tampa Bay Arena Project, Series 1995, Insured: MBIA 5.750% 10/01/25	2,500,000	2,897,425
GA Metropolitan Atlanta Rapid Transit Authority Revenue
	Series 1992 P, Insured: AMBAC 6.250% 07/01/20	4,000,000	4,644,440
IL Metropolitan Pier & Exposition Authority
	Series 1996 A, Insured: MBIA: (a) 06/15/12	2,345,000	1,834,634
	(a) 12/15/12	8,850,000	6,770,692
IL Sales Tax Revenue
	Series 2002, Insured: FGIC 6.000% 06/15/23	4,000,000	4,740,280
MA Massachusetts Bay Transportation Authority
	Series 2003 A, 5.250% 07/01/19	6,000,000	6,565,620
	Series 2005 A, 5.000% 07/01/25	3,000,000	3,218,610

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Tax-Backed – (continued)
Special Non-Property Tax (continued)		Par ($)	Value ($)
	Series 2005 B, Insured: MBIA 5.500% 07/01/29	2,000,000	2,285,260
	Series 2006 A, 5.250% 07/01/29	1,500,000	1,660,440
MI Trunk Line
	Series 2004, Insured: FSA 5.000% 11/01/19	2,025,000	2,174,729
NJ Economic Development Authority
	Cigarette Tax, Series 2004, 5.500% 06/15/31	775,000	804,528
NY Dormitory Authority
	State Personal Income Tax Revenue, Series B, Insured: AMBAC 5.500% 03/15/27	5,860,000	6,697,101
NY Local Government Assistance Corp.
	Series 1993 C, 5.500% 04/01/17	3,800,000	4,176,086
	Series 1993 E: Insured: AMBAC 5.250% 04/01/16(b)	15,060,000	16,275,643
	Insured: MBIA 5.000% 04/01/21	3,655,000	3,904,198
OH Hamilton County Sales Tax Revenue
	Series 2000 B, Insured: AMBAC (a) 12/01/20	2,000,000	1,015,400
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Z, Insured: FSA 6.000% 07/01/18	10,000,000	11,598,900
	Series 2002 E, Insured: FSA: 5.500% 07/01/14	10,000,000	11,019,700
	5.500% 07/01/17	5,400,000	5,999,076
	Series 2003 AA, Insured: MBIA: 5.500% 07/01/17	3,000,000	3,332,820
	5.500% 07/01/19	4,000,000	4,472,080
	5.500% 07/01/20	4,000,000	4,480,440
	Series 2005 L, Insured: MBIA 5.250% 07/01/35	5,000,000	5,501,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 A, Insured: FGIC 5.500% 07/01/24	4,000,000	4,528,520
	Series 2005 C, Insured: AMBAC 5.500% 07/01/26	2,000,000	2,271,100

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Tax-Backed – (continued)
Special Non-Property Tax (continued)		Par ($)	Value ($)
TX Harris County Houston Sports Authority
	Series 2001 A, Insured: MBIA: (a) 11/15/14	3,905,000	2,701,557
	(a) 11/15/15	3,975,000	2,612,847
	(a) 11/15/16	4,040,000	2,517,041
WA Central Puget Sound Regional Transportation Authority
	Series 1998, Insured: FGIC 5.250% 02/01/21	1,500,000	1,634,925
	Special Non-Property Tax Total		132,781,708
Special Property Tax – 0.6%
CA Huntington Beach Community Facilities District
	Grand Coast Resort, Series 2001-1, 6.450% 09/01/31	1,850,000	1,973,746
FL Double Branch Community Development District
	Series 2002 A, 6.700% 05/01/34	1,370,000	1,476,682
FL Heritage Palms Community Development District
	Series 1999 A, 6.750% 05/01/21	100,000	101,810
FL Lexington Oaks Community Development District
	Series 1998 A, 6.125% 05/01/19	515,000	518,317
FL Maple Ridge Community Development District
	Series 2000, 7.150% 05/01/31	185,000	197,550
FL Orlando
	Conroy Road Interchange, Series 1998 A, 5.800% 05/01/26	300,000	304,368
FL Stoneybrook Community Development District
	Series 1998 A, 6.100% 05/01/19	210,000	211,378
	Series 1998 B, 5.700% 05/01/08	85,000	85,055
FL Village Center Community Development District
	Series 1998 A, Insured: MBIA 5.500% 11/01/12	750,000	819,743
FL Westchester Community Development District No. 1
	Special Assessment, Series 2003, 6.000% 05/01/23	2,480,000	2,589,467
IL Sports Facilities Authority
	Series 2001, Insured: AMBAC (a) 06/15/18	4,000,000	2,298,600
	Special Property Tax Total		10,576,716

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Tax-Backed – (continued)
State Appropriated – 6.9%		Par ($)	Value ($)
KS Development Finance Authority
	Department of Administration, Series 2006, Insured: FGIC 5.000% 11/01/21	2,000,000	2,106,180
KY Turnpike Authority
	Series 1992, Insured: FGIC (a) 01/01/10(b)	7,500,000	6,525,975
NJ Economic Development Authority
	School Facilities Construction, Series 2005 N-1, Insured: FGIC 5.500% 09/01/27	5,000,000	5,694,000
NJ Transportation Trust Fund Authority
	Series 1995 B, Insured: MBIA 7.000% 06/15/12	16,865,000	19,587,517
	Series 1999 A: 5.750% 06/15/18	5,000,000	5,595,700
	5.750% 06/15/20	4,150,000	4,676,262
NY Dormitory Authority
	City University, Series 1993 A, 6.000% 07/01/20	13,350,000	15,451,958
	Series 1993 A: Insured: CGIC 6.000% 07/01/20	6,140,000	7,205,351
	Insured: FSA 5.500% 05/15/19	2,350,000	2,620,391
	State University Facilities, Series 1993 A, Insured: FGIC 5.875% 05/15/17	28,240,000	32,161,689
	State University of New York, Series 1990 A, 7.500% 05/15/13	8,000,000	9,611,600
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A, Insured: AMBAC 5.375% 06/01/17	5,000,000	5,497,550
	Series 2002 E, 6.000% 08/01/26	2,470,000	2,818,739
UT Building Ownership Authority
	Facilities Master Lease, Series 1998 C, Insured: FSA 5.500% 05/15/19	3,450,000	3,846,957
WA State
	Series 2000 S-5, Insured: FGIC (a) 01/01/19	5,000,000	2,766,250

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Tax-Backed – (continued)
State Appropriated (continued)		Par ($)	Value ($)
WV Building Commission
	Series 1998 A, Insured: AMBAC 5.375% 07/01/21	3,215,000	3,539,072
	State Appropriated Total		129,705,191
State General Obligations – 4.0%
CA State
	Series 2002, Insured: AMBAC: 6.000% 04/01/16	3,000,000	3,451,500
	6.000% 04/01/18	3,000,000	3,499,290
	Series 2003, 5.250% 02/01/23	5,000,000	5,429,950
	Series 2004, 5.000% 02/01/22	2,000,000	2,064,120
IL State
	Series 2001, Insured: FGIC 6.000% 11/01/26	3,000,000	3,564,120
MA Massachusetts Bay Transportation Authority
	Series 1992 B, Insured: MBIA 6.200% 03/01/16	3,825,000	4,345,621
	Series 1994 A: 7.000% 03/01/14	3,150,000	3,684,303
	Insured: FSA 7.000% 03/01/19	2,500,000	3,060,875
NV State
	Series 1992 A, 6.800% 07/01/12	60,000	60,148
OR State
	Series 1980: 7.250% 01/01/07	100,000	102,062
	8.250% 01/01/07	200,000	205,238
	9.200% 04/01/08	180,000	197,208
	Series 1997 76A, 5.550% 04/01/09	30,000	30,130
PR Commonwealth of Puerto Rico
	Aqueduct & Sewer Authority, Series 2001, Insured: FSA 5.500% 07/01/17	13,130,000	14,586,642
	Highway & Transportation Authority, Series 1998 A, Insured: AMBAC: 5.500% 07/01/12 5.500% 07/01/14	300,000 310,000	326,607 341,611
	Public Finance Corp., Series 1998 A, Insured: AMBAC 5.125% 06/01/24	3,000,000	3,245,100

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Tax-Backed – (continued)
State General Obligations (continued)		Par ($)	Value ($)
	Public Import, Series 2001 A, Insured: MBIA 5.500% 07/01/21	4,500,000	5,057,190
	Public Improvement: Series 2001 A, Insured: MBIA 5.500% 07/01/16	4,230,000	4,700,164
	Series 2002 A, Insured: FGIC 5.500% 07/01/19	7,000,000	7,826,140
	Series 1996, Insured: AMBAC 6.500% 07/01/15	2,650,000	3,125,967
	Series 2004 A, 5.250% 07/01/21	3,000,000	3,106,710
TX Public Finance Authority
	Series 1997, (a) 10/01/13	4,000,000	2,949,040
	State General Obligations Total		74,959,736
Tax-Backed Total			635,615,406
Transportation – 8.4%
Air Transportation – 1.4%
IL Chicago O'Hare International Airport
	United Air Lines, Inc. Series 1999 A, 5.350% 09/01/16(g)	4,100,000	159,900
IN Indianapolis Airport Authority
	FedEx Corp., Series 2004, AMT, 5.100% 01/15/17	3,000,000	3,088,650
	United Airlines, Inc., Series 1995 A, AMT, 6.500% 11/15/31(g)	1,360,000	81,600
NC Charlotte/Douglas International Airport
	US Airways, Inc.: Series 1998, AMT, 5.600% 07/01/27	4,300,000	3,980,209
	Series 2000, AMT, 7.750% 02/01/28	6,750,000	7,111,327
NJ Economic Development Authority
	Continental Airlines, Inc., Series 1999, AMT: 6.250% 09/15/19 6.250% 09/15/29 6.400% 09/15/23	1,300,000 2,000,000 4,000,000	1,286,194 1,973,000 4,000,120
TX Dallas-Fort Worth International Airport
	Series 2000, AMT, 8.500% 05/01/29	4,000,000	4,115,600
	Air Transportation Total		25,796,600

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Transportation – (continued)
Airports – 0.7%		Par ($)	Value ($)
MA Port Authority
	Series 1999, IFRN, AMT, Insured: FGIC 7.696% 07/01/29(c)(d)	2,500,000	2,806,475
	Series 1999, IFRN, Insured: FGIC 7.208% 07/01/29(c)(d)	2,500,000	2,862,500
MO St. Louis Airport Revenue
	Lambert-St. Louis International Airport, Series 2005, Insured: MBIA 5.500% 07/01/27	4,000,000	4,529,120
NC Charlotte
	Series 1999, AMT, Insured: MBIA 8.370% 06/15/22(c)(d)	2,000,000	2,251,460
	Airports Total		12,449,555
Toll Facilities – 5.5%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A, Insured: MBIA (a) 01/15/14	14,450,000	10,461,222
CO E-470 Public Highway Authority
	Series 1997 B, Insured: MBIA: (a) 09/01/11 (a) 09/01/22	17,685,000 6,515,000	14,345,011 2,980,873
	Series 2000 B, Insured: MBIA (a) 09/01/18	18,600,000	10,506,954
MA Turnpike Authority
	Series 1997 A, Insured: MBIA (a) 01/01/24	7,000,000	3,008,880
	Series 1997 C, Insured: MBIA: (a) 01/01/18 (a) 01/01/20	4,700,000 17,000,000	2,756,550 8,972,940
NJ Turnpike Authority
	Series 1991 C: Insured: FSA 6.500% 01/01/16	8,500,000	9,749,755
	Insured: MBIA 6.500% 01/01/16	2,840,000	3,257,565
	Series 2005, Insured: FSA 5.250% 01/01/30	2,000,000	2,213,440
NY Triborough Bridge & Tunnel Authority
	Series 2002, Insured: MBIA: 5.500% 11/15/18 5.500% 11/15/20	4,950,000 6,425,000	5,548,604 7,255,881

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Transportation – (continued)
Toll Facilities (continued)		Par ($)	Value ($)
OH Turnpike Commission
	Series 1998 A, Insured: FGIC 5.500% 02/15/24	7,000,000	7,976,920
TX Turnpike Authority
	Central Texas Capital Appreciation, Series 2002 A, Insured: AMBAC (a) 08/15/18	10,000,000	5,668,100
VA Richmond Metropolitan Authority
	Series 1998, Insured: FGIC 5.250% 07/15/22	7,800,000	8,597,472
	Toll Facilities Total		103,300,167
Transportation – 0.8%
CA San Francisco Bay Area Rapid Transit District
	Series 1999, Insured: FGIC 6.673% 01/01/08(c)(d)	5,000,000	5,621,000
NV Department of Business & Industry
	Las Vegas Monorail Project, Series 2000, 7.375% 01/01/30 7.375% 01/01/40	1,650,000 3,500,000	1,699,154 3,587,920
OH Toledo-Lucas County Port Authority
	CSX Transportation, Inc., Series 1992, 6.450% 12/15/21	3,950,000	4,471,755
	Transportation Total		15,379,829
Transportation Total			156,926,151
Utilities – 14.5%
Independent Power Producers – 0.8%
NY Port Authority of New York & New Jersey
	KIAC Partners, Series 1996 IV, AMT, 6.750% 10/01/19	7,000,000	7,123,550
NY Suffolk County Industrial Development Authority
	Nissequogue Cogeneration Partners, Series 1998, AMT, 5.500% 01/01/23	7,800,000	7,181,616
PA Carbon City Industrial Development Authority
	Panther Creek Partners Project, Series 2000, AMT, 6.650% 05/01/10	650,000	687,043
	Independent Power Producers Total		14,992,209
Investor Owned – 2.9%
AZ Pima County Industrial Development Authority
	Tucson Electric Power Co., Series 1997 A, AMT, 6.100% 09/01/25	2,000,000	2,005,880

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Utilities – (continued)
Investor Owned (continued)		Par ($)	Value ($)
IN Development Finance Authority
	Series 1999, AMT, 5.950% 08/01/30	5,000,000	5,085,450
IN Petersburg
	Indiana Power & Light Co., Series 1993 B, Insured: AMBAC 5.400% 08/01/17	5,000,000	5,434,300
	Series 1995 C, AMT, 5.950% 12/01/29	5,000,000	5,286,300
MI Strategic Fund
	Detroit Edison Co., Series 1991 BB, Insured: AMBAC 7.000% 05/01/21	2,505,000	3,183,129
NY Energy & Research Development Authority
	Brooklyn Union Gas Co., Series 1993, IFRN, 8.650% 04/01/20(c)	13,000,000	14,581,580
OH Air Quality Development Authority
	Cleveland Electric Illuminating Co., Series 2002 A, 6.000% 12/01/13	500,000	517,995
TX Brazos River Authority Pollution Control Revenue
	Series 1999 B, AMT, 6.750% 09/01/34(c)	12,455,000	13,772,988
TX Sabine River Authority Pollution Control Revenue
	Series 2001, 5.200% 05/01/28	3,000,000	3,053,520
WY Lincoln County Environmental Improvement
	Pacificorp Project, Series 1995, AMT, 4.125% 11/01/25	2,500,000	2,444,925
	Investor Owned Total		55,366,067
Joint Power Authority – 3.2%
MN Anoka County Solid Waste Disposal
	National Power Association, Series 1987 A, AMT, 6.950% 12/01/08	170,000	172,122
NC Eastern Municipal Power Agency
	Series 1991 A, 6.500% 01/01/18	2,185,000	2,528,875
	Series 1992, Insured: MBIA (a) 01/01/09	2,260,000	2,050,566
	Series 1993, Insured: AMBAC 6.000% 01/01/18	20,470,000	23,597,611
	Series 1993 B, Insured: RAD 6.000% 01/01/22	500,000	580,890

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Utilities – (continued)
Joint Power Authority (continued)		Par ($)	Value ($)
SC Piedmont Municipal Power Agency
	Series 1988, Insured: AMBAC (a) 01/01/13	16,070,000	11,591,452
	Series 2004, Insured: MBIA 5.375% 01/01/25	11,370,000	12,492,446
WA Public Power Supply System
	Nuclear Project No. 3, Series 1989 B, (a) 07/01/08	7,000,000	6,456,170
	Joint Power Authority Total		59,470,132
Municipal Electric – 3.7%
GA Municipal Electric Authority
	Series 1991, Insured: MBIA 6.600% 01/01/18	17,280,000	20,164,378
MN Southern Minnesota Municipal Power Agency
	Series 2002 A, Insured: AMBAC 5.250% 01/01/17	11,000,000	12,007,820
OH Cleveland Public Power Systems
	Series 1994 A, Insured: MBIA (a) 11/15/13	2,000,000	1,464,380
PA Westmoreland County Municipal Authority
	Series 1995 A, Insured: FGIC (a) 08/15/23	5,540,000	2,416,825
	Series 1999 A, Insured: MBIA (a) 08/15/22	2,000,000	919,940
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK, Insured: MBIA 5.500% 07/01/16	12,000,000	13,333,800
SD Heartland Consumers Power District
	Series 1992, Insured: FSA 6.000% 01/01/17	13,600,000	15,573,632
WA Chelan County Public Utilities District No. 1
	Columbia River Rock Hydroelectric, Series 1997, Insured: MBIA (a) 06/01/09	5,000,000	4,442,450
	Municipal Electric Total		70,323,225
Water & Sewer – 3.9%
CA Castaic Lake Water Agency
	Series 1999 A, Insured: AMBAC (a) 08/01/24	9,445,000	3,912,875

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Utilities – (continued)
Water & Sewer (continued)		Par ($)	Value ($)
FL Seminole County
	Series 1992, Insured: MBIA 6.000% 10/01/19	470,000	534,268
GA Atlanta Water & Wastewater Revenue
	Series 1993, Insured: FGIC 5.500% 11/01/22	4,475,000	4,958,792
	Series 2001 A, Insured: MBIA 5.500% 11/01/27	1,500,000	1,706,985
GA Fulton County Water & Sewer
	Series 1992, Insured: FGIC 6.375% 01/01/14	430,000	481,561
GA Henry County Water & Sewer Authority
	Series 1997, Insured: AMBAC 6.150% 02/01/20	5,390,000	6,393,564
IL Chicago
	Series 1999 A, Insured: MBIA (a) 01/01/20	7,275,000	3,824,686
MA Water Resources Authority
	Series 1992 A, Insured: FGIC 6.500% 07/15/19	5,000,000	5,882,100
	Series 2002 J, Insured: FSA 5.500% 08/01/21	5,000,000	5,639,250
MS V Lakes Utility District
	Series 1994, 8.250% 07/15/24(e)(j)	750,000	593,152
NY New York City Municipal Water Finance Authority
	Series 1999, IFRN, Insured: FGIC 7.390% 06/15/32(c)(d)	7,000,000	7,822,220
OH Cleveland Waterworks Revenue
	Series 1993 G, Insured: MBIA 5.500% 01/01/21	3,000,000	3,362,640
OH Fresh Water Development Authority Revenue
	Series 2001 B, Insured: FSA 5.500% 06/01/19	2,075,000	2,332,030
OH Lakewood Water Systems Revenue
	Series 1995, Insured: AMBAC 5.850% 07/01/20	2,405,000	2,797,039
PA Allegheny County Sanitation Authority
	Series 1991 A, Insured: FGIC (a) 06/01/07	2,370,000	2,283,116
PA Dauphin County Industrial Development Authority
	Dauphin Water Supply Co., Series 1992 A, AMT, 6.900% 06/01/24	3,400,000	4,192,268

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Municipal Bonds – (continued)
Utilities – (continued)
Water & Sewer (continued)		Par ($)	Value ($)
TX Houston Water & Sewer System
	Series 1991 C, Insured: AMBAC: (a) 12/01/08 (a) 12/01/09 (a) 12/01/10	4,000,000 4,000,000 3,750,000	3,630,640 3,487,040 3,139,200
	Series 1998 A, Insured: FSA: (a) 12/01/19 (a) 12/01/23	9,845,000 985,000	5,216,865 423,649
	Water & Sewer Total		72,613,940
Utilities Total			272,765,573
	Total Municipal Bonds (cost of $1,680,885,032)		1,801,259,660
Municipal Preferred Stocks – 1.3%
Housing – 1.3%
Multi-Family – 1.3%		Shares
Charter Mac Equity Issuer Trust
	Series 1999, AMT, 6.625% 06/30/09(d)	6,000,000	6,331,920
	Series 2000, AMT, 7.600% 11/30/10(d)	5,000,000	5,541,150
Munimae TE Bond Subsidiary LLC
	Series 2000 B, AMT, 7.750% 06/30/50(d)	10,000,000	11,119,100
	Series 2005 C-3, AMT, 5.500% 11/29/49(d)	1,000,000	1,002,890
	Multi-Family Total		23,995,060
Housing Total			23,995,060
	Total Municipal Preferred Stocks (cost of $22,000,000)		23,995,060
Investment Company – 0.0%		Shares
	Dreyfus Tax-Exempt Cash Management Fund	55,689	55,689
	Total Investment Company (cost of $55,689)		55,689
Short-Term Obligations – 1.5%
Variable Rate Demand Notes (k) – 1.5%		Par ($)
FL Orange County School Board
	Series 2000 B, Insured: AMBAC, SPA: SunTrust Bank N.A. 3.550% 08/01/25	1,000,000	1,000,000
IL Health Facilities Authority
	OSF Healthcare Systems, Series 2002, LOC: Fifth Third Bank 3.550% 11/15/27	3,000,000	3,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Short-Term Obligations – (continued)
Variable Rate Demand Notes (k) (continued)		Par ($)	Value ($)
MA Health & Educational Facilities Authority
	Series 1985 D, Insured: MBIA, SPA: State Street Bank & Trust Co. 3.570% 01/01/35	1,900,000	1,900,000
MA Water Resources Authority
	Series 2002 D, LOC: Landesbank Baden-Wurttemberg 3.520% 08/01/17	1,200,000	1,200,000
MN Brooklyn Center
	BCC Associates LLC, Series 2001, LOC: U.S. Bank N.A. 3.630% 12/01/14	200,000	200,000
MS Jackson County Pollution Control Revenue
	Chevron USA, Inc., Series 1992, 3.540% 12/01/16	600,000	600,000
NE Educational Finance Authority
	Creighton University, Series 2005 C, Insured: FGIC, LOC: JPMorgan Chase Bank 3.580% 07/01/35	2,000,000	2,000,000
NE Lancaster County Hospital Authority No. 1
	Bryan LGH Medical Center, Series 2002, 3.580% 06/01/18	2,300,000	2,300,000
NY New York City Municipal Water Finance Authority
	Series 1994 G, 3.470% 06/15/24	9,000,000	9,000,000
TX Harris County Health Facilities Development Corp.
	Texas Medical Center, Series 1999 B, Insured: FSA, LOC: JPMorgan Chase Bank 3.570% 05/15/29	1,000,000	1,000,000
	Series 2001, Insured: MBIA 3.570% 09/01/31	2,000,000	2,000,000
	YMCA-Greater Houston Area, Series 2002, LOC: JPMorgan Chase Bank 3.570% 07/01/37	1,200,000	1,200,000
WI Health & Educational Facilities Authority
	Gundersen Clinic LTD, Series 2000 A, Insured: FSA SPA: Dexia Public Finance Bank 3.580% 12/01/15	1,400,000	1,400,000
WY Uinta County
	Chevron Corp., Series 1992, 3.540% 12/01/22	200,000	200,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Short-Term Obligations – (continued)
Variable Rate Demand Notes (k) (continued)		Par ($)	Value ($)
	Chevron USA Project Inc., Series 1993, 3.540% 08/15/20	300,000	300,000
	Variable Rate Demand Notes Total		27,300,000
	Total Short-Term Obligations (cost of $27,300,000)		27,300,000
	Total Investments – 98.9% (cost of $1,730,240,721)(l)		1,852,610,409
	Other Assets & Liabilities, Net – 1.1%		20,704,492
	Net Assets – 100.0%		1,873,314,901

Notes to Investment Portfolio:

(a)  Zero coupon bond.

(b)  The security or a portion of the security is pledged as collateral for open futures contracts. At May 31, 2006, the total market value of securities pledged amounted to $12,679,518.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2006.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities, which did not include any illiquid securities except the following, amounted to $73,620,209, which represents 3.9% of net assets.

Security	Acquisition Date	Par/Unit	Cost	Value
Resolution Trust Corp. Pass Through Certificates, Series 1993 A, 8.500% 12/01/16	08/27/93	$6,615,223	$6,751,636	$6,439,324

(e)  Illiquid security.

(f)  The issuer is in default of certain debt covenants. Income is not being accrued. At May 31, 2006, the value of these securities amounted to $1,590,989, which represents 0.1% of net assets.

(g)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At May 31, 2006, the value of these securities amounted to $246,520, which represents less than 0.1% of net assets.

(h)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At May 31, 2006, the value of this security represents less than 0.1% of net assets.

Security	Acquisition Date	Acquisition Cost
MI Cheboygan County Economic Development Corp., Metro Health Foundation Project, Series 1993, 11.000% 11/01/22	02/26/93	$446,221

(i)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(j)  The issuer is in default of certain debt covenants. Income is being accrued. At May 31, 2006, the value of this security represents less than 0.1% of net assets.

(k)  Variable rate demand note. This security is payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate changes periodically. The interest rate shown reflects the rate as of May 31, 2006.

(l)  Cost for federal income tax purposes is $1,726,993,569.

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

At May 31, 2006 the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
10-Year U.S Treasury Note	838	$88,055,469	$90,187,027	Jun-2006	$2,131,558

At May 31, 2006, the Fund held investments in the following states/territories:

State/Territory	% of Total Investments
New York	10.6%
Massachusetts	8.9
Illinois	7.8
Texas	7.3
California	6.8
Puerto Rico	6.3
New Jersey	5.2
Other	47.1 *
100.0%

* Includes all states/territories that are less than 5.0% of total investments.

At May 31, 2006, the composition of the Fund by revenue source is as follows:

Holding by Revenue Source	% of Net Assets
Tax Backed	33.9%
Other	18.6
Utilities	14.5
Health Care	9.5
Transportation	8.4
Housing	5.7
Education	3.4
Industrials	1.8
Other Revenue	1.2
Resource Recovery	0.4
Investment Company	0.0 *
Short Term Obligations	1.5
Other Assets & Liabilities, Net	1.1
100.0%

*Represents less than 0.1%.

Acronym	Name

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CAP	Capital Markets Assurance Corp.

CGIC	Capital Guaranty Insurance Corp.

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

IFRN	Inverse Floating Rate Note

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

PSFG	Permanent School Fund Guarantee

RAD	Radian Asset Assurance

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Tax-Exempt Fund

May 31, 2006 (Unaudited)

		($)
Assets	Investments, at cost	1,730,240,721
	Investments, at value	1,852,610,409
	Cash	68,699
	Receivable for:
	Fund shares sold	328,974
	Interest	26,828,930
	Futures variation margin	261,875
	Deferred Trustees' compensation plan	154,053
	Total Assets	1,880,252,940
Liabilities	Payable for:
	Fund shares repurchased	2,634,825
	Distributions	2,820,910
	Investment advisory fee	787,211
	Transfer agent fee	165,356
	Pricing and bookkeeping fees	24,964
	Merger costs	43,622
	Distribution and service fees	286,328
	Chief compliance officer expenses	2,500
	Deferred Trustees' fees	154,053
	Other liabilities	18,270
	Total Liabilities	6,938,039
	Net Assets	1,873,314,901
Composition of Net Assets	Paid-in capital	1,781,036,490
	Undistributed net investment income	4,493,131
	Accumulated net realized loss	(36,715,966)
	Net unrealized appreciation on:
	Investments	122,369,688
	Futures contracts	2,131,558
	Net Assets	1,873,314,901
Class A	Net assets	1,516,110,310
	Shares outstanding	112,820,788
	Net asset value per share	13.44	(a)
	Maximum offering price per share ($13.44/0.9525)	14.11	(b)
Class B	Net assets	33,661,503
	Shares outstanding	2,504,890
	Net asset value and offering price per share	13.44	(a)
Class C	Net assets	10,117,708
	Shares outstanding	752,897
	Net asset value and offering price per share	13.44	(a)
Class Z	Net assets	313,425,380
	Shares outstanding	23,323,351
	Net asset value, offering and redemption price per share	13.44

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Tax-Exempt Fund

For the Six Months Ended May 31, 2006 (Unaudited)

		($)
Investment Income	Interest	51,074,433
Expenses	Investment advisory fee	4,706,649
	Distribution fee:
	Class B	136,448
	Class C	38,710
	Service fee:
	Class A	1,551,033
	Class B	36,386
	Class C	10,326
	Transfer agent fee	496,972
	Pricing and bookkeeping fees	101,734
	Trustees' fees	47,875
	Custody fee	30,948
	Merger costs	13,308
	Chief compliance officer expenses (See Note 4)	7,500
	Non-recurring costs (See Note 7)	9,604
	Other expenses	263,704
	Total Expenses	7,451,197
	Fees waived by Distributor – Class C	(7,731)
	Non-recurring costs assumed by Investment Advisor (See Note 7)	(9,604)
	Custody earnings credit	(3,446)
	Net Expenses	7,430,416
	Net Investment Income	43,644,017
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain (loss) on:
	Investments	(263,017)
	Futures contracts	281,506
	Net realized gain	18,489
	Net change in unrealized appreciation (depreciation) on:
	Investments	(8,973,505)
	Futures contracts	2,131,558
	Net change in unrealized appreciation (depreciation)	(6,841,947)
	Net Loss	(6,823,458)
	Net Increase in Net Assets from Operations	36,820,559

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Tax-Exempt Fund

Increase (Decrease) in Net Assets:		(Unaudited) Six Months Ended May 31, 2006 ($)	Year Ended November 30, 2005 ($)
Operations	Net investment income	43,644,017	77,655,783
	Net realized gain on investments and futures contracts	18,489	5,783,783
	Net change in unrealized appreciation (depreciation) on investments and futures contracts	(6,841,947)	(13,925,362)
	Net Increase from Operations	36,820,559	69,514,204
Distributions Declared to Shareholders	From net investment income:
	Class A	(34,857,459)	(72,124,909)
	Class B	(681,134)	(1,512,797)
	Class C	(200,805)	(351,255)
	Class Z	(7,585,426)	(3,138,574)
	Total Distributions Declared to Shareholders	(43,324,824)	(77,127,535)
Share Transactions	Class A:
	Subscriptions	17,130,763	27,309,844
	Proceeds received in connection with merger	—	43,521,408
	Distributions reinvested	20,403,487	41,669,366
	Redemptions	(93,283,670)	(171,953,653)
	Net Decrease	(55,749,420)	(59,453,035)
	Class B:
	Subscriptions	671,448	1,418,388
	Proceeds received in connection with merger	—	5,372,640
	Distributions reinvested	377,462	820,293
	Redemptions	(5,469,473)	(14,610,318)
	Net Decrease	(4,420,563)	(6,998,997)
	Class C:
	Subscriptions	1,147,844	1,208,536
	Proceeds received in connection with merger	—	2,147,093
	Distributions reinvested	103,205	189,102
	Redemptions	(1,490,763)	(1,807,877)
	Net Increase (Decrease)	(239,714)	1,736,854
	Class Z:
	Subscriptions	3,502,300	947,964
	Proceeds received in connection with merger	—	342,179,750
	Distributions reinvested	4,828,315	2,006,726
	Redemptions	(23,429,511)	(9,872,279)
	Net Increase (Decrease)	(15,098,896)	335,262,161
	Net Increase (Decrease) from Share Transactions	(75,508,593)	270,546,983
	Total Increase (Decrease) in Net Assets	(82,012,858)	262,933,652
Net Assets	Beginning of period	1,955,327,759	1,692,394,107
	End of period	1,873,314,901	1,955,327,759
	Undistributed net investment income at end of period	4,493,131	4,173,938

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Tax-Exempt Fund

		(Unaudited) Six Months Ended May 31, 2006	Year Ended November 30, 2005 (a)
Changes in Shares	Class A:
	Subscriptions	1,275,627	1,995,021
	Issued in connection with merger	—	3,172,828
	Issued for distributions reinvested	1,506,854	3,044,944
	Redemptions	(6,892,589)	(12,576,092)
	Net Decrease	(4,110,108)	(4,363,299)
	Class B:
	Subscriptions	49,814	103,509
	Issued in connection with merger	—	391,688
	Issued for distributions reinvested	27,872	59,947
	Redemptions	(404,502)	(1,067,037)
	Net Decrease	(326,816)	(511,893)
	Class C:
	Subscriptions	84,509	88,278
	Issued in connection with merger	—	156,533
	Issued for distributions reinvested	7,622	13,827
	Redemptions	(110,001)	(131,827)
	Net Increase (Decrease)	(17,870)	126,811
	Class Z:
	Subscriptions	260,409	69,747
	Issued in connection with merger	—	24,945,971
	Issued for distributions reinvested	356,545	148,665
	Redemptions	(1,733,842)	(724,144)
	Net Increase (Decrease)	(1,116,888)	24,440,239

(a)  On September 16, 2005, Columbia Tax-Exempt Fund Class Z shares commenced operations.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31,		Year Ended November 30,
Class A Shares	2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$13.49		$13.51		$13.60		$13.16		$13.13		$12.80
Income from Investment Operations:
Net investment income (a)	0.31		0.62		0.61		0.60		0.66	(b)	0.67
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)		(0.03)		(0.11)		0.44		0.02	(b)	0.32
Total from Investment Operations	0.25		0.59		0.50		1.04		0.68		0.99
Less Distributions Declared to Shareholders:
From net investment income	(0.30)		(0.61)		(0.59)		(0.60)		(0.65)		(0.66)
Net Asset Value, End of Period	$13.44		$13.49		$13.51		$13.60		$13.16		$13.13
Total return (c)	1.88	%(d)	4.41	%(e)	3.78	%(e)	8.05	%(e)	5.26	%(e)	7.80	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (f)	0.79	%(g)	0.82%		0.86%		0.94%		0.94%		0.98%
Net investment income (f)	4.53	%(g)	4.50%		4.49%		4.50%		5.01	%(b)	5.07%
Waiver/reimbursement	—		—	%(h)	0.03%		0.03%		0.03%		0.01%
Portfolio turnover rate	1	%(d)	4%		5%		11%		19%		15%
Net assets, end of period (000's)	$1,516,110		$1,577,102		$1,638,527		$1,837,693		$1,900,366		$1,955,802

(a)  Per share data was calculated using average shares outstanding during the period.

(b)  Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 4.98% to 5.01%. The impact to the net investment income and realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31,		Year Ended November 30,
Class B Shares	2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$13.49		$13.51		$13.60		$13.16		$13.13		$12.80
Income from Investment Operations:
Net investment income (a)	0.26		0.51		0.50		0.50		0.56	(b)	0.57
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)		(0.02)		(0.10)		0.44		0.02	(b)	0.32
Total from Investment Operations	0.20		0.49		0.40		0.94		0.58		0.89
Less Distributions Declared to Shareholders:
From net investment income	(0.25)		(0.51)		(0.49)		(0.50)		(0.55)		(0.56)
Net Asset Value, End of Period	$13.44		$13.49		$13.51		$13.60		$13.16		$13.13
Total return (c)	1.50	%(d)	3.63	%(e)	3.01	%(e)	7.25	%(e)	4.47	%(e)	7.02	%(e)
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	1.54	%(g)	1.57%		1.61%		1.69%		1.69%		1.73%
Net investment income (f)	3.78	%(g)	3.75%		3.74%		3.75%		4.26	%(b)	4.31%
Waiver/reimbursement	—		—	%(h)	0.03%		0.03%		0.03%		0.01%
Portfolio turnover rate	1	%(d)	4%		5%		11%		19%		15%
Net assets, end of period (000's)	$33,662		$38,193		$45,168		$64,990		$81,766		$128,813

(a)  Per share data was calculated using average shares outstanding during the period.

(b)  Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 4.23% to 4.26%. The impact to the net investment income and realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31,		Year Ended November 30,
Class C Shares	2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$13.49		$13.51	$13.60	$13.16	$13.13		$12.80
Income from Investment Operations:
Net investment income (a)	0.26		0.53	0.53	0.51	0.58	(b)	0.61
Net realized and unrealized gain (loss) on investments and futures contracts	(0.05)		(0.02)	(0.11)	0.45	0.02	(b)	0.30
Total from Investment Operations	0.21		0.51	0.42	0.96	0.60		0.91
Less Distributions Declared to Shareholders:
From net investment income	(0.26)		(0.53)	(0.51)	(0.52)	(0.57)		(0.58)
Net Asset Value, End of Period	$13.44		$13.49	$13.51	$13.60	$13.16		$13.13
Total return (c)(d)	1.58	%(e)	3.78%	3.17%	7.41%	4.63%		7.18%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	1.39	%(g)	1.42%	1.46%	1.54%	1.54%		1.58%
Net investment income (f)	3.92	%(g)	3.90%	3.89%	3.90%	4.41	%(b)	4.47%
Waiver/reimbursement	0.15	%(g)	0.15%	0.18%	0.18%	0.18%		0.16%
Portfolio turnover rate	1	%(e)	4%	5%	11%	19%		15%
Net assets, end of period (000's)	$10,118		$10,396	$8,699	$12,450	$13,165		$8,468

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 4.38% to 4.41%. The impact to the net investment income and realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) Had the Investment Advisor, Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(e) Not annualized.

(f) The benefits derived from custody credits had an impact of less than 0.01%.

(g) Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31,	Period Ended November 30,
Class Z Shares	2006	2005 (a)
Net Asset Value, Beginning of Period	$13.49	$13.71
Income from Investment Operations:
Net investment income (b)	0.32	0.13
Net realized and unrealized loss on investments and futures contracts	(0.05)	(0.22)
Total from Investment Operations	0.27	(0.09)
Less Distributions Declared to Shareholders:
From net investment income	(0.32)	(0.13)
Net Asset Value, End of Period	$13.44	$13.49
Total return (c)(d)	1.98%	(0.63	)%(e)
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)(g)	0.59%	0.57%
Net investment income (f)(g)	4.73%	4.91%
Waiver/reimbursement	—	—	%(g)(h)
Portfolio turnover rate (d)	1%	4%
Net assets, end of period (000's)	$313,425	$329,637

(a)  On September 16, 2005, Columbia Tax-Exempt Fund Class Z shares commenced operations.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Note 1. Organization

Columbia Tax-Exempt Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal income tax and opportunities for long-term appreciation.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure. Class Z shares commenced operations on September 16, 2005.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC., of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended November 30, 2005 was as follows:

  November 30, 2005

Tax-Exempt Income	$77,123,736
Ordinary Income	3,799
Long-Term Capital Gains	-

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Unrealized appreciation and depreciation at May 31, 2006, based on cost of investments for federal income tax purposes, was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$142,003,600	$(16,386,760)	$125,616,840

The following capital loss carryforwards, determined as of November 30, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$15,697,122
2010	8,857,986
$24,555,108

Capital loss carryforwards of $8,565,354 were utilized during the year ended November 30, 2005. Any capital loss carryforwards acquired as part of a merger that are permanently lost due to provisions of the Internal Revenue Code are included as being expired. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund and Columbia Tax-Exempt Insured Fund at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.55%
$500 million to $1 billion	0.50%
$1 billion to $1.5 billion	0.47%
$1.5 billion to $3 billion	0.44%
$3 billion to $6 billion	0.43%
Over $6 billion	0.42%

For the six months ended May 31, 2006, the Fund's annualized effective investment advisory fee rate was 0.49%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays State Street the total fees collected under the pricing and bookkeeping agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee, exclusive of out-of-pocket expenses and charges, shall not exceed $140,000.

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended May 31, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.011% of the Fund's average daily net assets.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Transfer Agent Fee

Columbia Management Services, Inc. (formerly Columbia Funds Services, Inc.) (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The annual rate was $15.23 from November 1, 2005 through March 31, 2006. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. For the six months ended May 31, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was 0.05% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended May 31, 2006, the Distributor has retained net underwriting discounts of $31,334 on sales of the Fund's Class A shares and net CDSC fees of $24,968 and $3 on Class B and Class C share redemptions, respectively.

The Fund has adopted a Rule 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor equal to 0.20% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended May 31, 2006, the Fund paid $1,812 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the six months ended May 31, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $24,711,375 and $121,508,880, respectively.

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended May 31, 2006, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated Aaa by Moody's Investors Service, Inc., except for Radian Asset Assurance, Inc., which is rated Aa3. At May 31, 2006, private insurers who insured greater than 5% of the total investments of the Fund were as follows:

Insurer	% of Total Investments
MBIA Insurance Corp.	22.0%
Financial Guaranty Insurance Co.	14.6
Ambac Assurance Corp.	11.6
Financial Security Assurance, Inc.	7.9

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Geographic Concentration

The Fund has greater than 5% of its total investments at May 31, 2006 invested in debt obligations issued by the states of New York, Massachusetts, Illinois, Texas, California and New Jersey and the territory of Puerto Rico and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the states' or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws;

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were

Columbia Tax-Exempt Fund (May 31, 2006) (Unaudited)

consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended May 31, 2006, Columbia has assumed $9,604 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Note 8. Business Combinations and Mergers

On September 16, 2005, Columbia Managed Municipals Fund merged into Columbia Tax-Exempt Fund. Columbia Tax-Exempt Fund received a tax-free transfer of assets from Columbia Managed Municipals Fund as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation*
28,667,020	$393,220,891	$37,104,007
Net Assets of Columbia Tax-Exempt Fund Prior to Combination	Net Assets of Columbia Managed Municipals Fund Immediately Prior to Combination	Net Assets of Columbia Tax-Exempt Fund After Combination
$1,622,123,339	$393,220,891	$2,015,344,230

*  Unrealized appreciation is included in the Net Assets Received.

Columbia Funds – Columbia Tax-Exempt Fund

Growth Funds	Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Growth Stock Fund
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Marsico Mid Cap Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II
Columbia Small Company Equity Fund

Core Funds	Columbia Common Stock Fund Columbia Large Cap Core Fund Columbia Small Cap Core Fund Columbia Young Investor Fund

Value Funds	Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund

Asset Allocation/Hybrid Funds	Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoal(TM) Balanced Growth Portfolio
Columbia LifeGoal(TM) Growth Portfolio
Columbia LifeGoal(TM) Income Portfolio
Columbia LifeGoal(TM) Income and Growth Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity Portfolio
Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund Columbia Large Cap Index Fund Columbia Mid Cap Index Fund Columbia Small Cap Index Fund

Tax-Managed Fund	Columbia Tax-Managed Growth Fund

Specialty Funds	Columbia Convertible Securities Fund Columbia Real Estate Equity Fund Columbia Technology Fund Columbia Utilities Fund

Global/International Funds	Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund
Columbia World Equity Fund

Columbia Funds – Columbia Tax-Exempt Fund

Taxable Bond Funds	Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Intermediate Core Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Florida Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia Municipal Income Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Tax-Exempt Fund
Columbia Tax-Exempt Insured Fund
Columbia Texas Intermediate Municipal Bond Fund
Columbia Virginia Intermediate Municipal Bond Fund

Money Market Funds	Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management Group, LLC ("Columbia Management") is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Important Information About This Report

Columbia Tax-Exempt Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

Columbia Management Group, LLC ("Columbia Management") is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Tax-Exempt Fund

Semiannual Report, May 31, 2006

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/111601-0506 (07/06) 06/26638

Columbia Management®

Columbia Utilities Fund

Semiannual Report – May 31, 2006

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

Performance Information	1

Fund Profile	2

Understanding Your Expenses	3

Financial Statements	4

Investment Portfolio	5

Statement of Assets and Liabilities	8

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	16

Important Information About This Report	21

The views expressed in the President's Message reflect the current views of Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President's Message

A message to our valued clients

In the mutual fund business, success can be measured a number of different ways. Performance is a key measure—the one that gains most attention. But fees and service are also important. In that regard, we are pleased to report that Columbia Management has experienced success on all three fronts over the past year. Even more important, our shareholders have benefited from this success.

Because performance ultimately determines investment success, we have devoted considerable energy to improving the performance of all Columbia funds. And we are happy to report that we have made considerable progress toward this important goal.1

Columbia has also taken great strides toward making fund operations more cost effective, which has translated into lower expense ratios on many Columbia funds. In this regard, we believe we still have more work to do, and we will continue to explore opportunities for reining in expenses to the benefit of all our shareholders.

On the service front, we have made it easy and convenient for shareholders to do business with us both on the web at www.columbiafunds.com or over the phone at 800.345.6611. In fact, we've recently upgraded our automated phone system with an advanced speech recognition system that allows callers to interact with the system using natural spoken commands.

After secure login, shareholders can buy, sell or exchange funds either online or over the phone. (Buying shares requires that a link has been established between the shareholder's bank account and Columbia.) Up-to-date performance and pricing information is available online and over the phone. At www.columbiafunds.com, shareholders can also update important personal information and get access to prospectuses and fund reports, which reduces paper clutter for shareholders and translates into a reduction of costs for the funds.

At Columbia Management, we think that you'll like what you see as you read the reports for the period ended May 31, 2006. We are committed to continued improvements in an effort to help our shareholders reach their long-term financial goals. And we look forward to continuing to work with you, our valued financial clients, in the years to come.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

1Past performance is no guarantee of future results.

Performance Information – Columbia Utilities Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 06/01/96 – 05/31/06 ($)

Sales charge:	without	with
Class A	19,341	18,422
Class B	17,960	17,960
Class C	17,971	17,971
Class Z	19,671	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Utilities Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 05/31/06 (%)

Share class	A		B		C		Z
Inception	08/03/81		05/05/92		08/01/97		01/29/99
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	2.63	-2.25	2.32	-2.68	2.32	1.32	2.76
1-year	8.54	3.38	7.83	2.83	7.82	6.82	8.82
5-year	-2.91	-3.85	-3.62	-3.94	-3.60	-3.60	-2.69
10-year	6.82	6.30	6.03	6.03	6.04	6.04	7.00

Average annual total return as of 03/31/06 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	-1.32	-6.01	-1.69	-6.55	-1.76	-2.73	-1.20
1-year	10.44	5.20	9.55	4.55	9.54	8.54	10.73
5-year	-2.54	-3.49	-3.26	-3.58	-3.24	-3.24	-2.30
10-year	6.63	6.11	5.84	5.84	5.85	5.85	6.81

The "with sales charge" returns include the maximum initial sales charge of 4.75% for class A shares, maximum contingent deferred sales charge of 5.00% for class B shares and 1.00% for class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class C is a newer class of shares. Its performance information includes returns of the fund's class B shares for periods prior to the inception of class C shares. Class B shares would have had substantially similar annual returns because class B and class C shares generally have similar expense structures. Class B shares were initially offered on May 5, 1992 and class C shares were initially offered on August 1, 1997. Class Z is a newer class of shares. Its performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for the period prior to the inception of the new class of shares would have been higher. Class A shares were initially offered on August 3, 1981, and class Z shares were initially offered on January 29, 1999.

Net asset value per share

as of 05/31/06 ($)

Class A	13.95
Class B	13.94
Class C	13.95
Class Z	13.93

Distributions declared per share

12/01/05 - 05/31/06 ($)

Class A	0.22
Class B	0.17
Class C	0.17
Class Z	0.24

1

Fund Profile – Columbia Utilities Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

  +2.63%

  Class A Shares

  +3.14%

  S&P Utilities Index

  +4.68%

  S&P Telecom Index

The Board of Trustees of the Fund approved a proposal to reorganize the Fund into Columbia Dividend Income Fund, subject to shareholder approval. Shareholders are scheduled to vote on the reorganization at a special meeting currently expected to be held in the third calendar quarter of 2006. If approved, the reorganization will take place shortly thereafter.

Summary

■  For the six-month period ended May 31, 2006, the Columbia Utilities Fund's class A shares returned 2.63% without sales charge. That was less than the S&P Utilities Index1 and the S&P Telecom Index,2 which returned 3.14% and 4.68%, respectively, for the same period. Disappointing performance from individual stocks accounted for the performance shortfall relative to the benchmarks. Among detractors were Verizon Communications, Inc., a telecommunications services company, and Edison International, an electric utility (5.8% and 2.7% of net assets, respectively). The fund maintained sizable stakes in both stocks because their long-term business prospects remained attractive. Stocks that aided performance included: BellSouth Corp., which benefited from the announcement that it would merge with AT&T, Inc.; Texas-based TXU Corp., an electric utility; and Comcast Corp., a provider of cable, entertainment and communications products (6.7%, 3.6%, 4.8%, and 4.1% of net assets, respectively).

■ We made few changes to the portfolio during the past six months. However, we trimmed electric utilities by a modest amount because they had been strong performers for more than a year, and their risk/reward dynamic had become less attractive. We also added slightly to telecommunications, where valuations have suffered from negative investor sentiment in recent years.

■ We have a favorable outlook for the entire utilities sector. We think telecommunications utilities may have an edge over traditional power-related utilities, because they have greater potential for price appreciation and dividend increases. We believe the dividends offered by utilities will continue to be a draw for investors, especially because Congress has extended the provision that taxes dividends at the favorable 15% rate. For investors seeking income, this 15% rate is more attractive than the rate at which interest on bonds is taxed, which can go as high as 35%.

Portfolio Management

Edward Y. Paik, CFA

■  Investment experience since 1995

■  With the fund since 2003

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

The share price of a fund that invests primarily in one sector will likely be subject to more volatility than a fund that invests across many sectors. Utility stocks may be more volatile than stocks in other sectors. The fund should be considered part of an overall investment program, and not a complete investment program.

1 The S&P Utilities Index is an unmanaged market capitalization weighted index of natural gas and electric companies. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2 The S&P Telecom Index is an unmanaged market capitalization weighted index that tracks the performance of telecommunications companies. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2

Understanding Your Expenses – Columbia Utilities Fund

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period", locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

12/01/05 – 05/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,026.28	1,019.10	5.91	5.89	1.17
Class B	1,000.00	1,000.00	1,023.24	1,015.36	9.68	9.65	1.92
Class C	1,000.00	1,000.00	1,023.24	1,015.36	9.68	9.65	1.92
Class Z	1,000.00	1,000.00	1,027.57	1,020.34	4.65	4.63	0.92

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

3

Financial Statements – Columbia Utilities Fund (May 31, 2006) (Unaudited)

A guide to understanding your fund's financial statements

Investment Portfolio	The investment portfolio details all of the fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

4

Investment Portfolio – Columbia Utilities Fund (May 31, 2006) (Unaudited)

Common Stocks – 87.8%

Consumer Discretionary – 4.1%		Shares	Value ($)
Media – 4.1%
	Comcast Corp., Class A (a)	459,700	14,770,161
	Media Total		14,770,161
Consumer Discretionary Total			14,770,161
Utilities – 83.7%
Diversified Telecommunication Services – 18.2%
	AT&T, Inc.	506,300	13,194,178
	BellSouth Corp.	722,000	24,381,940
	CenturyTel, Inc.	20,700	740,025
	Citizens Communications Co.	61,400	778,552
	Embarq Corp. (a)	25,730	1,072,169
	Qwest Communications International, Inc. (a)	370,800	2,599,308
	Verizon Communications, Inc.	679,300	21,200,953
	Vonage Holdings Corp. (a)	164,700	1,979,694
	Diversified Telecommunication Services Total		65,946,819
Electric Utilities – 23.4%
	Allegheny Energy, Inc. (a)	65,000	2,370,550
	American Electric Power Co., Inc.	225,900	7,741,593
	Edison International	246,000	9,653,040
	Entergy Corp.	97,400	6,828,714
	Exelon Corp.	237,600	13,450,536
	FirstEnergy Corp.	128,200	6,720,244
	FPL Group, Inc.	195,850	7,800,705
	Pinnacle West Capital Corp.	48,600	1,914,354
	PPL Corp.	214,200	6,376,734
	Progress Energy, Inc.	126,000	5,297,040
	Southern Co.	517,300	16,538,081
	Electric Utilities Total		84,691,591
Gas Utilities – 0.0%
	Nicor, Inc.	100	4,098
	Peoples Energy Corp.	100	3,752
	Gas Utilities Total		7,850
Independent Power Producers & Energy Traders – 9.3%
	AES Corp. (a)	231,200	4,254,080
	Calpine Corp. (a)	385,600	123,392
	Constellation Energy Group, Inc.	198,425	10,258,573
	Dynegy, Inc., Class A (a)	365,100	1,927,728
	TXU Corp.	301,700	17,287,410
	Independent Power Producers & Energy Traders Total		33,851,183

See Accompanying Notes to Financial Statements.

5

Columbia Utilities Fund (May 31, 2006) (Unaudited)

Common Stocks (continued)

Utilities – (continued)		Shares	Value ($)
Multi-Utilities – 27.8%
	Ameren Corp.	32,800	1,623,272
	CenterPoint Energy, Inc.	202,500	2,427,975
	CMS Energy Corp. (a)	125,700	1,613,988
	Consolidated Edison, Inc.	34,300	1,512,630
	Dominion Resources, Inc.	197,500	14,334,550
	DTE Energy Co.	100	4,042
	Duke Energy Corp.	583,504	16,466,483
	KeySpan Corp.	263,600	10,551,908
	NiSource, Inc.	196,700	4,282,159
	PG&E Corp.	280,300	11,122,304
	Public Service Enterprise Group, Inc.	396,300	25,256,199
	Sempra Energy	117,600	5,288,472
	TECO Energy, Inc.	113,500	1,704,770
	Xcel Energy, Inc.	243,500	4,570,495
	Multi-Utilities Total		100,759,247
Wireless Telecommunication Services – 5.0%
	ALLTEL Corp.	66,500	4,113,025
	Centennial Communications Corp.	561,900	3,281,496
	Sprint Nextel Corp.	514,600	10,914,666
	Wireless Telecommunication Services Total		18,309,187
Utilities Total			303,565,877
	Total Common Stocks (cost of $268,426,478)		318,336,038

Preferred Stock – 0.3%

Utilities – 0.3%
Electric Utilities – 0.3%
	Entergy Gulf States, Inc., 7.560%	10,000	1,003,000
	Electric Utilities Total		1,003,000
Utilities Total			1,003,000
	Total Preferred Stock (cost of $967,160)		1,003,000

See Accompanying Notes to Financial Statements.

6

Columbia Utilities Fund (May 31, 2006) (Unaudited)

Adjustable Rate Preferred Stock – 0.1%

Utilities – 0.1%		Shares	Value ($)
Electric Utilities – 0.1%
	Entergy Gulf States Inc., Series A, 7.000% (b)	4,491	448,679
	Electric Utilities Total		448,679
Utilities Total			448,679
	Total Adjustable Rate Preferred Stock (cost of $465,380)		448,679
Warrants – 0.0%
Utilities – 0.0%		Units
Diversified Telecommunication Services – 0.0%
	Lucent Technologies, Inc., Expires 12/10/07 (a)	10,439	3,445
	Diversified Telecommunication Services Total		3,445
Utilities Total			3,445
	Total Warrants (cost of $16,389)		3,445
Short-Term Obligation – 11.8%		Par ($)
	Repurchase agreement with State Street Bank & Trust Co., dated 05/31/06, due 06/01/06 at 4.770%, collateralized by a U.S. Treasury Note maturing 12/15/10, market value of $43,481,500 (repurchase proceeds $42,633,648)	42,628,000	42,628,000
	Total Short-Term Obligation (cost of $42,628,000)		42,628,000
	Total Investments – 100.0% (cost of $312,503,407)(c)		362,419,162
	Other Assets & Liabilities, Net – 0.0%		115,416
	Net Assets – 100.0%		362,534,578

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Adjustable rate preferred stock. The interest rate shown reflects the rate as of May 31, 2006.

(c)  Cost for federal income tax purposes is $312,503,407.

At May 31, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Utilities	84.1%
Consumer Discrectionary	4.1
Short-Term Obligation	11.8
Other Assets & Liabilities, Net	0.0*
100.0%

* Rounds to less than 0.1%.

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities – Columbia Utilities Fund

May 31, 2006 (Unaudited)

		($)
Assets	Investments, at cost	312,503,407
	Investments, at value	319,791,162
	Repurchase agreement	42,628,000
	Total investments, at value	362,419,162
	Cash	321,573
	Receivable for:
	Fund shares sold	11,539
	Interest	5,648
	Dividends	1,051,747
	Deferred Trustees' compensation plan	47,364
	Other assets	5,455
	Total Assets	363,862,488
Liabilities	Payable for:
	Investments purchased	321,000
	Fund shares repurchased	416,512
	Investment advisory fee	202,197
	Transfer agent fee	102,711
	Pricing and bookkeeping fees	7,822
	Merger costs	60,642
	Custody fee	2,508
	Reports to shareholders	64,758
	Distribution and service fees	101,421
	Chief compliance officer expenses	975
	Deferred Trustees' fees	47,364
	Total Liabilities	1,327,910
	Net Assets	362,534,578
Composition of Net Assets	Paid-in capital	577,237,502
	Undistributed net investment income	1,651,727
	Accumulated net realized loss	(266,270,406)
	Net unrealized appreciation on investments	49,915,755
	Net Assets	362,534,578
Class A	Net assets	284,781,853
	Shares outstanding	20,408,518
	Net asset value per share	13.95	(a)
	Maximum offering price per share ($13.95/0.9525)	14.65	(b)
Class B	Net assets	40,903,370
	Shares outstanding	2,934,939
	Net asset value and offering price per share	13.94	(a)
Class C	Net assets	5,931,097
	Shares outstanding	425,247
	Net asset value and offering price per share	13.95	(a)
Class Z	Net assets	30,918,258
	Shares outstanding	2,218,796
	Net asset value, offering and redemption price per share	13.93

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

8

Statement of Operations – Columbia Utilities Fund

For the Six Months Ended May 31, 2006 (Unaudited)

		($)
Investment Income	Dividends	6,002,625
	Interest	1,209,108
	Total Investment Income	7,211,733
Expenses	Investment advisory fee	1,236,890
	Distribution fee:
	Class B	172,011
	Class C	22,850
	Service fee:
	Class A	370,441
	Class B	57,337
	Class C	7,616
	Transfer agent fee	266,932
	Pricing and bookkeeping fees	58,724
	Trustees' fees	11,787
	Custody fee	6,688
	Merger costs	60,642
	Chief compliance officer expenses (See Note 4)	3,099
	Non-recurring costs (See Note 7)	1,912
	Other expenses	104,492
	Total Expenses	2,381,421
	Non-recurring costs assumed by Investment Advisor (See Note 7)	(1,912)
	Custody earnings credit	(757)
	Net Expenses	2,378,752
	Net Investment Income	4,832,981
Net Realized and Unrealized Gain (Loss) on Investments
	Net realized gain on investments	11,569,906
	Net change in unrealized depreciation on investments	(6,360,594)
	Net Gain	5,209,312
	Net Increase in Net Assets from Operations	10,042,293

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – Columbia Utilities Fund

Increase (Decrease) in Net Assets:		(Unaudited) Six Months Ended May 31, 2006 ($)	Year Ended November 30, 2005 ($)
Operations	Net investment income	4,832,981	9,743,898
	Net realized gain on investments	11,569,906	34,672,388
	Net change in unrealized appreciation (depreciation) on investments	(6,360,594)	8,857,643
	Net Increase from Operations	10,042,293	53,273,929
Distributions Declared to Shareholders	From net investment income:
	Class A	(4,749,544)	(6,850,943)
	Class B	(578,866)	(780,674)
	Class C	(76,071)	(95,727)
	Class Z	(559,262)	(766,094)
	Total Distributions Declared to Shareholders	(5,963,743)	(8,493,438)
Share Transactions	Class A:
	Subscriptions	5,162,448	11,217,549
	Distributions reinvested	3,722,058	5,350,551
	Redemptions	(30,095,000)	(65,198,735)
	Net Decrease	(21,210,494)	(48,630,635)
	Class B:
	Subscriptions	620,904	3,890,219
	Distributions reinvested	447,308	599,218
	Redemptions	(10,353,708)	(18,260,464)
	Net Decrease	(9,285,496)	(13,771,027)
	Class C:
	Subscriptions	524,665	708,648
	Distributions reinvested	55,077	65,317
	Redemptions	(1,121,449)	(1,765,992)
	Net Decrease	(541,707)	(992,027)
	Class Z:
	Subscriptions	320,717	2,492,083
	Distributions reinvested	503,178	692,198
	Redemptions	(3,049,567)	(3,788,524)
	Net Decrease	(2,225,672)	(604,243)
	Net Decrease from Share Transactions	(33,263,369)	(63,997,932)
	Total Decrease in Net Assets	(29,184,819)	(19,217,441)
Net Assets	Beginning of period	391,719,397	410,936,838
	End of period	362,534,578	391,719,397
	Undistributed net investment income at end of period	1,651,727	2,782,489

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – Columbia Utilities Fund (continued)

		(Unaudited) Six Months Ended May 31, 2006	Year Ended November 30, 2005
Changes in Shares	Class A:
	Subscriptions	369,171	847,898
	Issued for distributions reinvested	268,624	407,736
	Redemptions	(2,156,986)	(4,922,107)
	Net Decrease	(1,519,191)	(3,666,473)
	Class B:
	Subscriptions	44,600	293,516
	Issued for distributions reinvested	32,322	45,752
	Redemptions	(741,130)	(1,388,358)
	Net Decrease	(664,208)	(1,049,090)
	Class C:
	Subscriptions	37,859	53,133
	Issued for distributions reinvested	3,976	4,967
	Redemptions	(80,625)	(133,434)
	Net Decrease	(38,790)	(75,334)
	Class Z:
	Subscriptions	23,003	185,382
	Issued for distributions reinvested	36,375	52,725
	Redemptions	(219,578)	(284,691)
	Net Decrease	(160,200)	(46,584)

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Utilities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31,		Year Ended November 30,
Class A Shares	2006		2005		2004	2003		2002		2001
Net Asset Value, Beginning of Period	$13.81		$12.38		$9.97	$9.46		$18.75		$25.49
Income from Investment Operations:
Net investment income (a)	0.18		0.33		0.25	0.23		0.26		0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.18		1.39		2.41	0.48		(7.04)		(1.74)
Total from investment operations	0.36		1.72		2.66	0.71		(6.78)		(1.45)
Less Distributions Declared to Shareholders:
From net investment income	(0.22)		(0.29)		(0.25)	(0.20)		(0.30)		(0.38)
From net realized gains	—		—		—	—		(2.21)		(4.91)
Total Distributions Declared to Shareholders	(0.22)		(0.29)		(0.25)	(0.20)		(2.51)		(5.29)
Net Asset Value, End of Period	$13.95		$13.81		$12.38	$9.97		$9.46		$18.75
Total return (b)	2.63	%(c)	14.00	%(d)	27.05%	7.65%		(41.18)%		(7.25)%
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (e)	1.17	%(f)	1.19%		1.25%	1.41%		1.30%		1.19%
Interest expense	—		—		—	—	%(g)	—	%(g)	—
Expenses (e)	1.17	%(f)	1.19%		1.25%	1.41%		1.30%		1.19%
Net investment income (e)	2.62	%(f)	2.49%		2.29%	2.45%		2.03%		1.44%
Waiver/reimbursement	—		0.01%		—	—		—		—
Portfolio turnover rate	11	%(c)	16%		31%	75%		61%		60%
Net assets, end of period (000's)	$284,782		$302,852		$316,809	$304,413		$346,352		$680,675

(a)  Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Utilities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31,		Year Ended November 30,
Class B Shares	2006		2005		2004	2003		2002		2001
Net Asset Value, Beginning of Period	$13.79		$12.36		$9.96	$9.46		$18.73		$25.45
Income from Investment Operations:
Net investment income (a)	0.13		0.23		0.17	0.16		0.17		0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.19		1.39		2.40	0.48		(7.05)		(1.73)
Total from investment operations	0.32		1.62		2.57	0.64		(6.88)		(1.59)
Less Distributions Declared to Shareholders:
From net investment income	(0.17)		(0.19)		(0.17)	(0.14)		(0.18)		(0.22)
From net realized gains	—		—		—	—		(2.21)		(4.91)
Total Distributions Declared to Shareholders	(0.17)		(0.19)		(0.17)	(0.14)		(2.39)		(5.13)
Net Asset Value, End of Period	$13.94		$13.79		$12.36	$9.96		$9.46		$18.73
Total return (b)	2.32	%(c)	13.18	%(d)	26.03%	6.84%		(41.63)%		(7.90)%
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (e)	1.92	%(f)	1.94%		2.00%	2.16%		2.05%		1.94%
Interest expense	—		—		—	—	%(g)	—	%(g)	—
Expenses (e)	1.92	%(f)	1.94%		2.00%	2.16%		2.05%		1.94%
Net investment income (e)	1.89	%(f)	1.74%		1.54%	1.70%		1.28%		0.69%
Waiver/reimbursement	—		0.01%		—	—		—		—
Portfolio turnover rate	11	%(c)	16%		31%	75%		61%		60%
Net assets, end of period (000's)	$40,903		$49,650		$57,473	$67,530		$87,051		$265,004

(a)  Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Utilities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31,		Year Ended November 30,
Class C Shares	2006		2005		2004	2003		2002		2001
Net Asset Value, Beginning of Period	$13.80		$12.37		$9.96	$9.47		$18.74		$25.44
Income from Investment Operations:
Net investment income (a)	0.13		0.23		0.17	0.16		0.17		0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.19		1.39		2.41	0.47		(7.05)		(1.71)
Total from investment operations	0.32		1.62		2.58	0.63		(6.88)		(1.57)
Less Distributions Declared to Shareholders:
From net investment income	(0.17)		(0.19)		(0.17)	(0.14)		(0.18)		(0.22)
From net realized gains	—		—		—	—		(2.21)		(4.91)
Total Distributions Declared to Shareholders	(0.17)		(0.19)		(0.17)	(0.14)		(2.39)		(5.13)
Net Asset Value, End of Period	$13.95		$13.80		$12.37	$9.96		$9.47		$18.74
Total return (b)	2.32	%(c)	13.17	%(d)	26.13%	6.73%		(41.61)%		(7.81)%
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (e)	1.92	%(f)	1.94%		2.00%	2.16%		2.05%		1.94%
Interest expense	—		—		—	—	%(g)	—	%(g)	—
Expenses (e)	1.92	%(f)	1.94%		2.00%	2.16%		2.05%		1.94%
Net investment income (e)	1.87	%(f)	1.74%		1.54%	1.70%		1.28%		0.69%
Waiver/reimbursement	—		0.01%		—	—		—		—
Portfolio turnover rate	11	%(c)	16%		31%	75%		61%		60%
Net assets, end of period (000's)	$5,931		$6,406		$6,674	$6,712		$7,501		$11,558

(a)  Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Utilities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31,		Year Ended November 30,
Class Z Shares	2006		2005		2004	2003		2002		2001
Net Asset Value, Beginning of Period	$13.79		$12.36		$9.95	$9.44		$18.74		$25.49
Income from Investment Operations:
Net investment income (a)	0.20		0.36		0.28	0.25		0.28		0.36
Net realized and unrealized gain (loss) on investments and foreign currency	0.18		1.39		2.41	0.48		(7.03)		(1.77)
Total from investment operations	0.38		1.75		2.69	0.73		(6.75)		(1.41)
Less Distributions Declared to Shareholders:
From net investment income	(0.24)		(0.32)		(0.28)	(0.22)		(0.34)		(0.43)
From net realized gains	—		—		—	—		(2.21)		(4.91)
Total Distributions Declared to Shareholders	(0.24)		(0.32)		(0.28)	(0.22)		(2.55)		(5.34)
Net Asset Value, End of Period	$13.93		$13.79		$12.36	$9.95		$9.44		$18.74
Total return (b)	2.76	%(c)	14.30	%(d)	27.42%	7.90%		(41.09)%		(7.06)%
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (e)	0.92	% (f)	0.94%		1.00%	1.16%		1.05%		0.94%
Interest expense	—		—		—	—	%(g)	—	%(g)	—
Expenses (e)	0.92	%(f)	0.94%		1.00%	1.16%		1.05%		0.94%
Net investment income (e)	2.87	%(f)	2.74%		2.54%	2.70%		2.28%		1.69%
Waiver/reimbursement	—		0.01%		—	—		—		—
Portfolio turnover rate	11	%(c)	16%		31%	75%		61%		60%
Net assets, end of period (000's)	$30,918		$32,812		$29,981	$26,237		$28,565		$32

(a)  Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d)  Had the Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Notes to Financial Statements – Columbia Utilities Fund (May 31, 2006) (Unaudited)

Note 1. Organization

Columbia Utilities Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. After the close of business on March 24, 2006, the Fund was re-domiciled into a new series of Columbia Funds Series Trust I. Prior to March 24, 2006, the Fund was a series of Columbia Funds Trust IV.

Investment Goal

The Fund seeks current income and long-term growth.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

16

Columbia Utilities Fund (May 31, 2006) (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-date. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended November 30, 2005 was as follows:

November 30, 2005
Ordinary Income*	$8,493,438
Long-Term Capital Gains	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at May 31, 2006, based on cost of investments for federal income tax purposes, was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$72,135,563	(22,219,808)	$49,915,755

The following capital loss carryforwards, determined as of November 30, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2009	$5,064,440
2010	151,896,919
2011	117,698,057
2012	1,266,110
$275,925,526

Of the capital loss carryforwards attributable to the Fund, $5,064,440 (expiring 11/30/09) remains from the Galaxy II Utilities Index Fund's merger with the Fund.

Capital loss carryforwards of $34,684,779 were utilized during the year ended November 30, 2005.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.65%
Over $1 billion	0.60%

17

Columbia Utilities Fund (May 31, 2006) (Unaudited)

For the six months ended May 31, 2006, the Fund's annualized effective investment advisory fee rate was 0.65%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays State Street the total fees collected under the pricing and bookkeeping agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee, exclusive of out-of-pocket expenses and charges, shall not exceed $140,000.

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended May 31, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.031% of the Fund's average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006 the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended May 31, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was 0.14% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended May 31, 2006, the Distributor has retained net underwriting discounts of $4,037 on sales of the Fund's Class A shares and net CDSC fees of $225, $64,395 and $274 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a Rule 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

18

Columbia Utilities Fund (May 31, 2006) (Unaudited)

Fees Paid to Officers and Trustees

All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended May 31, 2006, the Fund paid $1,307 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the six months ended May 31, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $34,301,286 and $43,189,422 respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended May 31, 2006, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be

19

Columbia Utilities Fund (May 31, 2006) (Unaudited)

distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended May 31, 2006, Columbia has assumed $1,912 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Note 8. Proposed Reorganization

The Board of Trustees of the Fund approved a proposal to reorganize the Fund into Columbia Dividend Income Fund, subject to shareholder approval. Shareholders are scheduled to vote on the reorganization at a special meeting currently expected to be held in the third calendar quarter of 2006. If approved, the reorganization will take place shortly thereafter.

20

Important Information About This Report

Columbia Utilities Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Utilities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC ("Columbia Management") is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

21

Columbia Utilities Fund

Semiannual Report, May 31, 2006

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/111417-0506 (07/06) 06/26836

Columbia Management®

Columbia Tax-Exempt Insured Fund

Semiannual Report – May 31, 2006

NOT FDIC-INSURED

May Lose Value

No Bank Guarantee

President's Message

Performance Information	1

Fund Profile	2

Understanding Your Expenses	3

Investment Portfolio	5

Statement of Assets and Liabilities	13

Statement of Operations	14

Statement of Changes in Net Assets	15

Financial Highlights	16

Notes to Financial Statements	19

Important Information About This Report	25

The views expressed in the President's Message reflect the current views of Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

A message to our valued clients

In the mutual fund business, success can be measured a number of different ways. Performance is a key measure—the one that gains most attention. But fees and service are also important. In that regard, we are pleased to report that Columbia Management has experienced success on all three fronts over the past year. Even more important, our shareholders have benefited from this success.

Because performance ultimately determines investment success, we have devoted considerable energy to improving the performance of all Columbia funds. And we are happy to report that we have made considerable progress toward this important goal.1

Columbia has also taken great strides toward making fund operations more cost effective, which has translated into lower expense ratios on many Columbia funds. In this regard, we believe we still have more work to do, and we will continue to explore opportunities for reining in expenses to the benefit of all our shareholders.

On the service front, we have made it easy and convenient for shareholders to do business with us both on the web at www.columbiafunds.com or over the phone at 800.345.6611. In fact, we've recently upgraded our automated phone system with an advanced speech recognition system that allows callers to interact with the system using natural spoken commands.

After secure login, shareholders can buy, sell or exchange funds either online or over the phone. (Buying shares requires that a link has been established between the shareholder's bank account and Columbia.) Up-to-date performance and pricing information is available online and over the phone. At www.columbiafunds.com, shareholders can also update important personal information and get access to prospectuses and fund reports, which reduces paper clutter for shareholders and translates into a reduction of costs for the funds.

At Columbia Management, we think that you'll like what you see as you read the reports for the period ended May 31, 2006. We are committed to continued improvements in an effort to help our shareholders reach their long-term financial goals. And we look forward to continuing to work with you, our valued financial clients, in the years to come.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

1Past performance is no guarantee of future results.

Performance Information – Columbia Tax-Exempt Insured Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 06/01/96 – 05/31/06 ($)

Sales charge	without	with
Class A	17,053	16,243
Class B	15,826	15,826
Class C	16,249	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Tax-Exempt Insured Fund during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 05/31/06 (%)

Share class	A		B		C
Inception	11/20/85		05/05/92		08/01/97
Sales charge	without	with	without	with	without	with
6-month (cumulative)	0.90	-3.89	0.53	-4.34	0.68	-0.30
1-year	-0.13	-4.88	-0.88	-5.60	-0.58	-1.53
5-year	4.75	3.74	3.97	3.64	4.29	4.29
10-year	5.48	4.97	4.70	4.70	4.97	4.97

Average annual total return as of 03/31/06 (%)

Share class	A		B		C
Sales charge	without	with	without	with	without	with
6-month (cumulative)	0.25	-4.51	-0.12	-4.96	0.02	-0.94
1-year	3.48	-1.43	2.71	-2.18	3.02	2.04
5-year	4.53	3.52	3.75	3.42	4.06	4.06
10-year	5.45	4.94	4.67	4.67	4.94	4.94

The "with sales charge" returns include the maximum initial sales charge of 4.75% for class A shares, maximum contingent deferred sales charge of 5.00% for class B shares and 1.00% for class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class C is a newer class of shares. Its performance information includes returns of the fund's class B shares for periods prior to the inception of class C shares. Class B shares would have substantially similar annual returns because class B and class C shares generally have similar expense structures. Class A shares were initially offered on November 20, 1985, class B shares were initially offered on May 5, 1992 and class C shares were initially offered on August 1, 1997.

Net asset value per share

as of 05/31/06 ($)

Class A	8.18
Class B	8.18
Class C	8.18

Distributions declared per share

12/01/05 - 05/31/06 ($)

Class A	0.30
Class B	0.26
Class C	0.28

Distributions include $0.13 per share of taxable realized gains. A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed. Distributions are from net investment income and capital gains.

1

Fund Profile – Columbia Tax-Exempt Insured Fund

Summary

+0.90%

Class A shares

+1.52%

Lehman Brothers Municipal Bond Index

Management Style

Summary

■  For the six-month period ended May 31, 2006, Columbia Tax-Exempt Insured Fund class A shares returned 0.90% without sales charge. The fund's benchmark, the Lehman Brothers Municipal Bond Index1, returned 1.52% for the period. The average return of the fund's peer group, the Lipper Insured Municipal Debt Funds Category2, was 1.17%. The fund underperformed its Lipper peer group because it emphasized bonds with maturities between five and 20 years, which came under pressure as the Federal Reserve Board (the Fed) continued to raise short-term interest rates. The fund also had a more sizeable stake than many of its peers in call-protected and zero coupon bonds, which are more sensitive to changing interest rates.

■  Fees and the lower yields of insured bonds detracted from performance relative to the Lehman Brothers index. The fund incurs management fees and expenses, which an unmanaged index does not. In addition, the fund had a higher stake than the index in insured bonds, which have lower yields than comparable non-insured bonds.

  The municipal insurance industry came under pressure as tight yield spreads, lower new issuance and increased competition hurt profits. However, we believe the industry appears healthy even in light of Katrina-related claims.

■  The fund is positioned for a period of slightly slower economic growth, reasonably controlled core inflation and an end to the Fed's short-term interest rate hikes. In that environment, intermediate rates could experience a modest decline, and the fund's positioning could be rewarded. We may reassess the fund's strategy, however, if economic growth accelerates or if inflationary pressures, especially those related to energy, are passed through to core inflation.

About the fund

The Board of Trustees approved a proposal to reorganize the Columbia Tax-Exempt Insured Fund into Columbia Tax-Exempt Fund, subject to shareholder approval and the satisfaction of certain other conditions. Shareholders are scheduled to vote on this reorganization at a meeting expected to be held in the third calendar quarter of 2006. The reorganization is proposed to take place shortly thereafter.

Portfolio Management

Gary Swayze

■  Investment experience since 1974

■  With the fund since 1997

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

While insurance reduces credit risk, it does not protect against fluctuations in the value of the fund's shares caused by interest rate changes or other factors. In many instances, insured bonds typically have lower yields than non-insured bonds.

Management Style is determined by Columbia Management and is based on the investment strategy and process outlined in the fund's prospectus.

Past performance is no guarantee of future results.

1The Lehman Brothers Municipal Bond Index is an index considered representative of the broad market for investment-grade, tax-exempt bonds with maturity of at least one year. Unlike the funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

2

Understanding Your Expenses – Columbia Tax-Exempt Insured Fund

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

12/01/05 – 05/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,009.03	1,019.95	5.01	5.04	1.00
Class B	1,000.00	1,000.00	1,005.29	1,016.21	8.75	8.80	1.75
Class C	1,000.00	1,000.00	1,006.78	1,017.70	7.25	7.29	1.45

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

3

Financial Statements – Columbia Tax-Exempt Insured Fund (May 31, 2006) (Unaudited)

A guide to understanding your fund's financial statements

Investment Portfolio	The investment portfolio details all of the fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	The notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

4

Investment Portfolio – Columbia Tax-Exempt Insured Fund (May 31, 2006) (Unaudited)

Municipal Bonds – 96.9%

Education – 5.5%

Education – 5.5%		Par ($)	Value ($)
MA Health & Educational Facilities Authority
	Harvard University, Series 1991 N, 6.250% 04/01/20	2,000,000	2,417,340
NY Dormitory Authority Revenues
	Upstate Community Colleges, Series 2005 B, Insured: FGIC 5.500% 07/01/23	2,000,000	2,259,620
UT Weber State University Revenue
	Series 2005, Insured: MBIA 4.250% 04/01/29	1,000,000	914,550
WV State University
	Series 2000 A, Insured: AMBAC (a) 04/01/17	2,480,000	1,512,825
	Education Total		7,104,335
Education Total			7,104,335

Health Care – 4.2%

Hospitals – 4.2%
TN Knox County Health, Educational & Housing Facilities
	Series 1993, Insured: MBIA 5.250% 01/01/15	5,000,000	5,337,750
WI Health & Educational Facilities Authority
	Waukesha Memorial Hospital, Series 1990 B, Insured: AMBAC 7.250% 08/15/19	20,000	20,052
	Hospitals Total		5,357,802
Health Care Total			5,357,802

Housing – 0.5%

Single-Family – 0.5%
LA Jefferson Parish Home Mortgage Authority
	Series 1999 B-1, AMT, Insured: GNMA 6.750% 06/01/30	460,000	465,285
MA Housing Finance Agency
	Series 1992, AMT, Insured: AMBAC 7.125% 06/01/25	245,000	245,248
	Single-Family Total		710,533
Housing Total			710,533

Other – 12.3%

Pool/Bond Bank – 1.8%
MI Municipal Bond Authority
	Local Government Loan Program, Series 1991 C, Insured: FSA (a) 06/15/15	3,380,000	2,284,914
	Pool/Bond Bank Total		2,284,914

See Accompanying Notes to Financial Statements.

5

Columbia Tax-Exempt Insured Fund (May 31, 2006) (Unaudited)

Municipal Bonds (continued)

Other (continued)

Refunded/Escrowed(b) – 10.5%		Par ($)	Value ($)
CO Highlands Ranch Metropolitan District No. 2
	Series 1996, Escrowed to Maturity, Insured: CGIC 6.500% 06/15/12	530,000	604,783
FL Tampa Bay Water Utility Systems
	Series 1991, Pre-refunded 10/01/11, Insured: FGIC 7.173% 10/01/23(c)(d)	1,000,000	1,182,490
GA Fulton County Water & Sewer
	Series 1992, Escrowed to Maturity, Insured: FGIC 6.375% 01/01/14	5,810,000	6,545,139
GA Municipal Electric Authority
	Series 1998 Y: Escrowed to Maturity, Insured: AMBAC 6.400% 01/01/13	55,000	61,550
	Pre-refunded 01/01/11, Insured: AMBAC 6.400% 01/01/13	10,000	11,119
MI State
	525 Redevco, Inc., Series 2000, Escrowed to Maturity, Insured: AMBAC (a) 06/01/21	1,000,000	495,240
PA Pottstown Borough Authority
	Sewer Revenue, Series 1991 7-B, Escrowed to Maturity, Insured: FGIC (a) 11/01/16	1,000,000	631,160
SC Piedmont Municipal Power Agency
	Series 1991 A, Escrowed to Maturity, Insured: FGIC 6.125% 01/01/07	75,000	76,098
TX Houston Water & Sewer System
	Series 1998 A, Escrowed to Maturity, Insured: FSA (a) 12/01/19	1,800,000	961,398
TX Municipal Power Agency
	Series 1989, Escrowed to Maturity, Insured: AMBAC: (a) 09/01/10 (a) 09/01/11 (a) 09/01/12	350,000 560,000 205,000	296,765 455,409 159,236
	Series 1993, Escrowed to Maturity, Insured: MBIA (a) 09/01/15	185,000	123,767
WA Public Power Supply System
	Nuclear Project No. 2, Series 1992 A, Escrowed to Maturity, Insured: MBIA (a) 07/01/11	2,315,000	1,892,860
	Refunded/Escrowed Total		13,497,014

Other Total	15,781,928

Tax-Backed – 49.1%

Local Appropriated – 4.0%
IL Chicago Board of Education
	Series 1992 A, Insured: MBIA 6.250% 01/01/15	4,500,000	5,081,535
	Local Appropriated Total		5,081,535

See Accompanying Notes to Financial Statements.

6

Columbia Tax-Exempt Insured Fund (May 31, 2006) (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)

Local General Obligations – 21.5%		Par ($)	Value ($)
AZ Tucson
	Series 1994 G, Insured: FGIC 7.625% 07/01/14	3,140,000	3,898,530
CA Alvord Unified School District
	Series 2002 A, Insured: MBIA 5.900% 02/01/19	1,975,000	2,291,513
CA Fresno Unified School District
	Series 2002 A, Insured: MBIA 6.000% 02/01/19	1,000,000	1,169,980
CA San Ysidro School District
	Series 2005 D, Insured: FGIC (a) 08/01/23	2,330,000	1,010,195
CO El Paso County School District No. 11
	Series 1996, 7.100% 12/01/18	2,000,000	2,520,700
CO Highlands Ranch Metropolitan District No. 2
	Series 1996, Insured: CGIC 6.500% 06/15/12	470,000	535,555
IL Chicago Public Building Commission
	Series 1999 B, Insured: FGIC 5.250% 12/01/18	1,000,000	1,089,100
IL Chicago
	City Colleges, Series 1999, Insured: FGIC (a) 01/01/14	2,000,000	1,449,560
IL Development Finance Authority
	Elgin School District No. U46, Series 2001, Insured: FSA (a) 01/01/13	2,500,000	1,901,525
IL Will County School District No. 114
	Series 2005 C, Insured: FGIC (a) 12/01/23	2,130,000	914,537
KS Wyandotte County
	Unified School District No. 500, Series 2005, Insured: FSA 5.250% 09/01/20	1,000,000	1,100,370
NH Manchester School Facilities
	Series 2004, Insured: MBIA 5.500% 06/01/22	2,000,000	2,260,680
OH Garfield Heights School District
	Series 2001, Insured: MBIA 5.375% 12/15/16	1,740,000	1,920,438
OR Clackamas County School District No. 108 Estacada
	Series 2005, Insured: FSA 5.500% 06/15/24	1,130,000	1,283,635
TN Lincoln County
	Series 2001, Insured: FGIC 5.250% 04/01/16	1,470,000	1,600,374
TX Galveston County
	Series 2001, Insured: FGIC (a) 02/01/20	1,510,000	785,472
WA Clark County School District No. 37
	Series 2001 C, Insured: FGIC (a) 12/01/16	3,000,000	1,870,890
	Local General Obligations Total		27,603,054

See Accompanying Notes to Financial Statements.

7

Columbia Tax-Exempt Insured Fund (May 31, 2006) (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)

Special Non-Property Tax – 11.0%		Par ($)	Value ($)
IL Metropolitan Pier & Exposition Authority
	McCormick Place Expansion Project, Series 1993 A, Insured: FGIC (a) 06/15/16	3,750,000	2,394,450
MA Massachusetts Bay Transportation Authority Sales Tax Revenue
	Series 2005 B, Insured: MBIA 5.500% 07/01/26	1,500,000	1,707,630
MI State
	Series 2005, Insured: FSA 5.500% 11/01/20	2,000,000	2,255,800
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y, Insured: MBIA 6.250% 07/01/12	3,000,000	3,380,130
TX Houston Hotel Occupancy Tax & Special Revenue
	Series 2001 B, Insured: AMBAC (a) 09/01/17	2,000,000	1,194,680
WA Central Puget Sound Regional Transportation Authority
	Series 1998, Insured: FGIC 5.250% 02/01/21	3,000,000	3,269,850
	Special Non-Property Tax Total		14,202,540
State Appropriated – 10.3%
IN Office Building Commission
	Women's Prison, Series 1995 B, Insured: AMBAC 6.250% 07/01/16	8,000,000	9,191,520
NJ Economic Development Authority
	School Facilities Construction, Series 2005 K, Insured: FGIC 5.250% 12/15/21	2,000,000	2,206,500
NJ Transportation Trust Fund Authority
	Series 2001 C, Insured: FSA 5.500% 12/15/15	1,685,000	1,857,342
	State Appropriated Total		13,255,362
State General Obligations – 2.3%
CA State
	Series 2002, Insured: AMBAC 6.000% 04/01/17	2,500,000	2,897,250
	State General Obligations Total		2,897,250
Tax-Backed Total			63,039,741

Transportation – 8.6%

Toll Facilities – 2.5%
NJ Turnpike Authority
	Series 2004 C-2, Insured: AMBAC 5.500% 01/01/25	2,500,000	2,846,525
NY Triborough Bridge & Tunnel Authority
	Series 2002, Insured: MBIA 5.500% 11/15/20	375,000	423,495
	Toll Facilities Total		3,270,020

See Accompanying Notes to Financial Statements.

8

Columbia Tax-Exempt Insured Fund (May 31, 2006) (Unaudited)

Municipal Bonds (continued)

Transportation (continued)

Transportation – 6.1%		Par ($)	Value ($)
AZ Mesa
	Street & Highway Revenue, Series 2005, Insured: FSA 5.000% 07/01/23	1,000,000	1,077,750
IL Regional Transportation Authority
	Series 1994 C, Insured: FGIC 7.750% 06/01/20	5,000,000	6,705,600
	Transportation Total		7,783,350
Transportation Total			11,053,370

Utilities – 16.7%

Joint Power Authority – 9.4%
TX Municipal Power Agency
(a) 09/01/12	Series 1989, Insured: AMBAC: (a) 09/01/11	5,000,000 2,795,000	4,059,850 2,165,734
	Series 1993, Insured: MBIA (a) 09/01/15	8,790,000	5,843,504
	Joint Power Authority Total		12,069,088
Municipal Electric – 1.9%
AK Anchorage Electric Utilities Revenue
	Senior Lien, Series 1993, Insured: MBIA 8.000% 12/01/09	1,000,000	1,134,330
GA Municipal Electric Authority
	Series 1998 Y, Insured: AMBAC 6.400% 01/01/13	935,000	1,040,814
SD Heartland Consumers Power District
	Electric Revenue, Series 1992, Insured: FSA 6.000% 01/01/09	235,000	242,440
	Municipal Electric Total		2,417,584

See Accompanying Notes to Financial Statements.

9

Columbia Tax-Exempt Insured Fund (May 31, 2006) (Unaudited)

Municipal Bonds (continued)

Utilities (continued)

Water & Sewer – 5.4%		Par ($)	Value ($)
FL St. John's County Water & Sewer Authority
	St. Augustine Shores System: Series 1991 A, Insured: MBIA (a) 06/01/13	2,600,000	1,949,376
	Series 1999 A, Insured: MBIA (a) 06/01/14	1,500,000	1,068,705
GA Atlanta Water & Wastewater Revenue
	Series 1999 A, Insured: FGIC 5.500% 11/01/22	1,000,000	1,108,110
GA Fulton County Water & Sewer
	Series 1992, Insured: FGIC 6.375% 01/01/14	190,000	212,783
GA Milledgeville Water & Sewer Revenue
	Series 1996, Insured: FSA 6.000% 12/01/21	1,000,000	1,167,020
OH Cleveland Waterworks Revenue
	Series 1993 G, Insured: MBIA 5.500% 01/01/21	1,015,000	1,137,693
TX Houston Water & Sewer Systems
	Series 1998 A, Insured: FSA (a) 12/01/19	700,000	370,930
	Water & Sewer Total		7,014,617
Utilities Total			21,501,289
	Total Municipal Bonds (cost of $112,497,249)		124,548,998

See Accompanying Notes to Financial Statements.

10

Columbia Tax-Exempt Insured Fund (May 31, 2006) (Unaudited)

Short-Term Obligations – 1.9%

Variable Rate Demand Notes(e) – 1.9%		Par ($)	Value ($)
FL Orange County School Board
	Series 2000 B, Insured: AMBAC, SPA: SunTrust Bank N.A. 3.530% 08/01/25	400,000	400,000
FL Pinellas County Health Facility Authority
	All Childrens Hospital, Series 1985, Insured: AMBAC, LOC: Wachovia Bank N.A. 3.540% 12/01/15	300,000	300,000
IA Higher Education Loan Authority
	St. Ambrose University, Series 2003, Insured: Northern Trust Co. 3.580% 04/01/33	100,000	100,000
MA Health & Educational Facilities Authority
	Series 1985 D, Insured: MBIA, SPA: State Street Bank & Trust Co. 3.500% 01/01/35	200,000	200,000
MA Water Resources Authority
	Series 2002 D, LOC: Landesbank Baden-Wurttemberg 3.500% 08/01/17	300,000	300,000
MN Higher Education Facilities Authority
	St. Olaf College, Series 2002 5-M2, LOC: Harris Trust & Savings Bank 3.520% 10/01/20	200,000	200,000
MS Jackson County Pollution Control Revenue
	Chevron Corp., Series 1993, 3.520% 06/01/23	500,000	500,000
WI Health & Educational Facilities Authority
	Gundersen Clinic LTD, Series 2000 A, Insured: FSA, SPA: Dexia Public Finance Bank 3.520% 12/01/15	100,000	100,000
WY Uinta County Pollution Control Revenue
	Chevron Corp., Series 1997, 3.520% 04/01/10	300,000	300,000
	Variable Rate Demand Notes Total		2,400,000
	Total Short-Term Obligations (cost of $2,400,000)		2,400,000
	Total Investments – 98.8% (cost of $114,897,249)(f)		126,948,998
	Other Assets & Liabilities, Net – 1.2%		1,526,687
	Net Assets – 100.0%		128,475,685

Notes to Investment Portfolio:

(a)  Zero coupon bond.

(b)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2006.

(d)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At May 31, 2006, the value of this security represents 0.9% of net assets.

Security	Acquisition Date	Acquisition Cost
FL Tampa Bay Water Utility Systems, Pre-refunded 10/01/11, Series 1991, 7.173% 10/01/23	09/29/99	$993,440

(e)  Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at May 31, 2006.

(f)  Cost for federal income tax purposes is $114,637,060.

See Accompanying Notes to Financial Statements.

11

Columbia Tax-Exempt Insured Fund (May 31, 2006) (Unaudited)

At May 31, 2006, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	49.1%
Utilities	16.7
Other	12.3
Transportation	8.6
Education	5.5
Health Care	4.2
Housing	0.5
Short-Term Obligations	1.9
Other Assets & Liabilities, Net	1.2
100.0%

Acronym	Name

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CGIC	Capital Guaranty Insurance Corp.

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities – Columbia Tax-Exempt Insured Fund

May 31, 2006 (Unaudited)

		($)
Assets	Investments, at cost	114,897,249
	Investments, at value	126,948,998
	Cash	90,894
	Receivable for:
	Fund shares sold	160,543
	Interest	1,848,781
	Deferred Trustees' compensation plan	16,337
	Total Assets	129,065,553
Liabilities	Payable for:
	Fund shares repurchased	301,851
	Distributions	137,054
	Investment advisory fee	19,628
	Transfer agent fee	14,994
	Pricing and bookkeeping fees	8,744
	Merger costs	27,589
	Trustees' fees	991
	Audit fee	13,230
	Custody fee	1,902
	Distribution and service fees	36,143
	Chief compliance officer expenses	720
	Deferred Trustees' fees	16,337
	Other liabilities	10,685
	Total Liabilities	589,868
	Net Assets	128,475,685
Composition of Net Assets	Paid-in capital	116,336,823
	Undistributed net investment income	529,258
	Accumulated net realized loss	(442,145)
	Net unrealized appreciation on investments	12,051,749
	Net Assets	128,475,685
Class A	Net assets	106,296,352
	Shares outstanding	12,987,726
	Net asset value per share	8.18	(a)
	Maximum offering price per share ($8.18/0.9525)	8.59	(b)
Class B	Net assets	13,489,506
	Shares outstanding	1,648,206
	Net asset value and offering price per share	8.18	(a)
Class C	Net assets	8,689,827
	Shares outstanding	1,061,769
	Net asset value and offering price per share	8.18	(a)

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

13

Statement of Operations – Columbia Tax-Exempt Insured Fund

For the Six Months Ended May 31, 2006 (Unaudited)

		($)
Investment Income	Interest	3,272,311
Expenses	Investment advisory fee	324,557
	Distribution fee:
	Class B	55,381
	Class C	31,603
	Service fee:
	Class A	109,276
	Class B	14,768
	Class C	8,429
	Transfer agent fee	46,318
	Pricing and bookkeeping fees	41,642
	Trustees' fees	13,034
	Custody fee	4,139
	Audit fee	14,820
	Merger costs	27,589
	Chief compliance officer expenses (See Note 4)	2,254
	Non-recurring costs (See Note 7)	665
	Other expenses	54,940
	Total Expenses	749,415
	Fees waived by Distributor — Class C	(12,639)
	Non-recurring costs assumed by Investment Advisor (See Note 7)	(665)
	Custody earnings credit	(932)
	Net Expenses	735,179
	Net Investment Income	2,537,132
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain (loss) on:
	Investments	1,016,294
	Futures contracts	31,434
	Net realized gain	1,047,728
	Net change in unrealized appreciation (depreciation) on investments	(2,407,935)
	Net Gain (Loss)	(1,360,207)
	Net Increase in Net Assets from Operations	1,176,925

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets – Columbia Tax-Exempt Insured Fund

Increase (Decrease) in Net Assets:		(Unaudited) Six Months Ended May 31, 2006 ($)	Year Ended November 30, 2005 ($)
Operations	Net investment income	2,537,132	5,694,362
	Net realized gain on investments and futures contracts	1,047,728	2,470,965
	Net change in unrealized appreciation (depreciation) on investments and futures contracts	(2,407,935)	(4,070,112)
	Net Increase from Operations	1,176,925	4,095,215
Distributions Declared to Shareholders:	From net investment income:
	Class A	(2,137,868)	(4,744,613)
	Class B	(233,667)	(562,344)
	Class C	(145,336)	(350,382)
	From net realized gains:
	Class A	(1,802,949)	(1,532,270)
	Class B	(248,640)	(235,367)
	Class C	(136,444)	(134,271)
	Total Distributions Declared to Shareholders	(4,704,904)	(7,559,247)
Share Transactions	Class A:
	Subscriptions	1,880,606	4,424,849
	Distributions reinvested	2,722,968	4,069,872
	Redemptions	(9,677,273)	(16,545,068)
	Net Decrease	(5,073,699)	(8,050,347)
	Class B:
	Subscriptions	99,535	447,774
	Distributions reinvested	317,604	517,165
	Redemptions	(2,174,558)	(4,708,394)
	Net Decrease	(1,757,419)	(3,743,455)
	Class C:
	Subscriptions	1,989,815	877,971
	Distributions reinvested	168,658	297,202
	Redemptions	(2,228,263)	(2,975,451)
	Net Decrease	(69,790)	(1,800,278)
	Net Decrease from Share Transactions	(6,900,908)	(13,594,080)
	Total Decrease in Net Assets	(10,428,887)	(17,058,112)
Net Assets	Beginning of period	138,904,572	155,962,684
	End of period (including undistributed net investment income of $529,258 and $508,997 respectively)	128,475,685	138,904,572
Changes in Shares	Class A:
	Subscriptions	227,339	517,695
	Issued for distributions reinvested	328,540	475,174
	Redemptions	(1,164,408)	(1,933,120)
	Net Decrease	(608,529)	(940,251)
	Class B:
	Subscriptions	12,020	52,130
	Issued for distributions reinvested	38,307	60,364
	Redemptions	(262,939)	(550,762)
	Net Decrease	(212,612)	(438,268)
	Class C:
	Subscriptions	240,156	102,132
	Issued for distributions reinvested	20,344	34,692
	Redemptions	(268,912)	(347,013)
	Net Decrease	(8,412)	(210,189)

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Tax-Exempt Insured Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31,		Year Ended November 30,
Class A Shares	2006		2005		2004	2003		2002		2001
Net Asset Value, Beginning of Period	$8.40		$8.61		$8.81	$8.56		$8.55		$8.24
Income from Investment Operations:
Net investment income (a)	0.16		0.34		0.33	0.34		0.35	(b)	0.37
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		(0.11)		(0.12)	0.28		0.11	(b)	0.37
Total from Investment Operations	0.08		0.23		0.21	0.62		0.46		0.74
Less Distributions Declared to Shareholders:
From net investment income	(0.17)		(0.33)		(0.31)	(0.33)		(0.34)		(0.36)
From net realized gains	(0.13)		(0.11)		(0.10)	(0.04)		(0.11)		(0.07)
Total Distributions Declared to Shareholders	(0.30)		(0.44)		(0.41)	(0.37)		(0.45)		(0.43)
Net Asset Value, End of Period	$8.18		$8.40		$8.61	$8.81		$8.56		$8.55
Total return (c)	0.90	%(d)	2.70	%(e)	2.46%	7.39	%(e)	5.61%		9.15%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	1.00	%(g)	0.88%		0.98%	1.06%		1.06%		1.09%
Net investment income (f)	3.95	%(g)	3.95%		3.79%	3.88%		4.10	%(b)	4.32%
Waiver/reimbursement	—		—	%(h)	—	0.02%		—		—
Portfolio turnover rate	1	%(d)	14%		14%	5%		11%		9%
Net assets, end of period (000's)	$106,296		$114,271		$125,147	$143,982		$147,826		$146,965

(a)  Per share data was calculated using average shares outstanding during the period.

(b)  Effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 4.06% to 4.10%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Tax-Exempt Insured Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31,		Year Ended November 30,
Class B Shares	2006		2005		2004	2003		2002		2001
Net Asset Value, Beginning of Period	$8.40		$8.61		$8.81	$8.56		$8.55		$8.24
Income from Investment Operations:
Net investment income (a)	0.13		0.27		0.26	0.27		0.28	(b)	0.30
Net realized and unrealized gain (loss) on investments and futures contracts	(0.09)		(0.10)		(0.11)	0.28		0.12	(b)	0.38
Total from Investment Operations	0.04		0.17		0.15	0.55		0.40		0.68
Less Distributions Declared to Shareholders:
From net investment income	(0.13)		(0.27)		(0.25)	(0.26)		(0.28)		(0.30)
From net realized gains	(0.13)		(0.11)		(0.10)	(0.04)		(0.11)		(0.07)
Total Distributions Declared to Shareholders	(0.26)		(0.38)		(0.35)	(0.30)		(0.39)		(0.37)
Net Asset Value, End of Period	$8.18		$8.40		$8.61	$8.81		$8.56		$8.55
Total return (c)	0.53	%(d)	1.94	%(e)	1.69%	6.59	%(e)	4.83%		8.36%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	1.75	%(g)	1.63%		1.73%	1.81%		1.81%		1.84%
Net investment income (f)	3.20	%(g)	3.20%		3.04%	3.13%		3.35	%(b)	3.57%
Waiver/reimbursement	—		—	%(h)	—	0.02%		—		—
Portfolio turnover rate	1	%(d)	14%		14%	5%		11%		9%
Net assets, end of period (000's)	$13,490		$15,639		$19,793	$26,347		$27,120		$23,954

(a)  Per share data was calculated using average shares outstanding during the period.

(b)  Effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 3.31% to 3.35%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the Investment Advisor and/or Tranfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Tax-Exempt Insured Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31,		Year Ended November 30,
Class C Shares	2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$8.40		$8.61	$8.81	$8.56	$8.55		$8.24
Income from Investment Operations:
Net investment income (a)	0.14		0.30	0.29	0.30	0.31	(b)	0.33
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		(0.11)	(0.12)	0.28	0.11	(b)	0.37
Total from Investment Operations	0.06		0.19	0.17	0.58	0.42		0.70
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.29)	(0.27)	(0.29)	(0.30)		(0.32)
From net realized gains	(0.13)		(0.11)	(0.10)	(0.04)	(0.11)		(0.07)
Total Distributions Declared to Shareholders	(0.28)		(0.40)	(0.37)	(0.33)	(0.41)		(0.39)
Net Asset Value, End of Period	$8.18		$8.40	$8.61	$8.81	$8.56		$8.55
Total return (c) (d)	0.68	%(e)	2.25%	2.00%	6.91%	5.14%		8.67%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	1.45	%(g)	1.33%	1.43%	1.51%	1.51%		1.54%
Net investment income (f)	3.48	%(g)	3.50%	3.34%	3.42%	3.65	%(b)	3.87%
Waiver/reimbursement	0.30	%(g)	0.30%	0.30%	0.32%	0.30%		0.30%
Portfolio turnover rate	1	%(e)	14%	14%	5%	11%		9%
Net assets, end of period (000's)	$8,690		$8,994	$11,023	$11,928	$10,158		$6,364

(a)  Per share data was calculated using average shares outstanding during the period.

(b)  Effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 3.61% to 3.65%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Investment Advisor, Distributor and/or Tranfer Agent not waived a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – Columbia Tax-Exempt Insured Fund (May 31, 2006) (Unaudited)

Note 1. Organization

Columbia Tax-Exempt Insured Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. After the close of business on March 24, 2006, the Fund was re-domiciled into a new series of Columbia Funds Series Trust I. Prior to March 24, 2006, the Fund was a series of Columbia Funds Trust IV.

Investment Goal

The Fund seeks as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal income tax and opportunities for long-term appreciation.

Fund Shares

The Fund may issue an unlimited number of shares and offers three classes of shares: Class A, Class B and Class C. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

19

Columbia Tax-Exempt Insured Fund (May 31, 2006) (Unaudited)

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal in value to the amount of the Fund's obligation under the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

20

Columbia Tax-Exempt Insured Fund (May 31, 2006) (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended November 30, 2005 was as follows:

Distributions paid from:	November 30, 2005
Tax-Exempt Income	$5,657,339
Ordinary Income*	30,480
Long-Term Capital Gains	1,871,428

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at May 31, 2006, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation
$12,683,218	$(371,280)	$12,311,938

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund and Columbia Tax-Exempt Fund at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.55%
$500 million to $1 billion	0.50%
$1 billion to $1.5 billion	0.47%
$1.5 billion to $3 billion	0.44%
$3 billion to $6 billion	0.43%
Over $6 billion	0.42%

For the six months ended May 31, 2006, the Fund's annualized effective investment advisory fee rate was 0.49%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays State Street the total fees collected under the pricing and bookkeeping agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee, exclusive of out-of-pocket expenses and charges, shall not exceed $140,000.

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended May 31, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.063% of the Fund's average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the

21

Columbia Tax-Exempt Insured Fund (May 31, 2006) (Unaudited)

Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended May 1, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and net of fee waivers for the Fund was 0.07% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended May 31, 2006, the Distributor has retained net underwriting discounts of $4,500 on sales of the Fund's Class A shares and net CDSC fees of $12,194 and $248 on Class B and Class C share redemptions, respectively.

The Fund has adopted a Rule 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor equal to 0.20% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended May 31, 2006, the Fund paid $1,225 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the six months ended May 31, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $1,761,225 and $12,229,638, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended May 31, 2006, the Fund did not borrow under this arrangement.

22

Columbia Tax-Exempt Insured Fund (May 31, 2006) (Unaudited)

Note 7. Disclosure of Significant Risks and Contingencies

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated Aaa by Moody's Investors Service, Inc. At May 31, 2006, private insurers who insured greater than 5% of the total investments of the Fund were as follows:

Insurer	% of Total Investments
Financial Guaranty Insurance Corp.	30.9%
MBIA Insurance Corp.	29.6
Ambac Assurance Corp.	21.0
Financial Security Assurance, Inc.	11.4

Geographic Concentration

The Fund has greater than 5% of its total investments at May 31, 2006 invested in debt obligations issued by the states of Illinois, Texas, Georgia, Indiana, California, Washington, Tennessee, and New Jersey, and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

23

Columbia Tax-Exempt Insured Fund (May 31, 2006) (Unaudited)

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended May 31, 2006, Columbia has assumed $665 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Note 8. Proposed Reorganization

The Board of Trustees has approved a proposal to merge the Fund into Columbia Tax-Exempt Fund. The proposal is subject to shareholder approval and the satisfaction of certain other conditions. The merger, if approved, is expected to be completed in the third calendar quarter of 2006.

24

Important Information About This Report

Columbia Tax-Exempt Insured Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Tax-Exempt Insured Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC ("Columbia Management") is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

25

Columbia Tax-Exempt Insured Fund

Semiannual Report, May 31, 2006

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/111521-0506 (07/06) 06/26837

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 27, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 27, 2006